                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2031
-------------------------------------------------------------------------------

                               MFS SERIES TRUST V
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) TOTAL RETURN FUND                                                3/31/06

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             26
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    41
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    52
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            52
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   52
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor?
In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Stocks                                     57.4%
              Bonds                                      39.5%
              Convertible Bonds                           1.1%
              Convertible Preferred Stocks                1.0%
              Preferred Stocks                            0.1%
              Cash & Other Net Assets                     0.9%

              TOP TEN HOLDINGS (i)

              Agency - FNMA 30 yr. 5.5%                   4.1%
              ------------------------------------------------
              Bank of America Corp.                       2.1%
              ------------------------------------------------
              Sprint Nextel Corp.                         1.5%
              ------------------------------------------------
              Wyeth                                       1.3%
              ------------------------------------------------
              U.S. Treasury Notes, 4.75%, 2008            1.3%
              ------------------------------------------------
              U.S. Treasury Bonds, 6.00%, 2026            1.3%
              ------------------------------------------------
              Exxon Mobil Corp.                           1.3%
              ------------------------------------------------
              Merck & Co., Inc.                           1.3%
              ------------------------------------------------
              Agency - FNMA 30 yr. 6.0%                   1.3%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          1.2%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         16.1%
              ------------------------------------------------
              Energy                                      6.5%
              ------------------------------------------------
              Utilities & Communications                  5.9%
              ------------------------------------------------
              Technology                                  5.0%
              ------------------------------------------------
              Health Care                                 5.0%
              ------------------------------------------------
              Industrial Goods & Services                 4.5%
              ------------------------------------------------
              Basic Materials                             3.8%
              ------------------------------------------------
              Consumer Staples                            3.5%
              ------------------------------------------------
              Retailing                                   2.4%
              ------------------------------------------------
              Leisure                                     2.0%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Transportation                              0.8%
              ------------------------------------------------
              Special Products & Services                 0.3%
              ------------------------------------------------

              TOP FIVE BOND MARKET SECTORS (i)

              Mortgage-Backed Securities                 14.3%
              ------------------------------------------------
              High Grade Corporates                       9.9%
              ------------------------------------------------
              U.S. Treasury Securities                    7.8%
              ------------------------------------------------
              U.S. Government Agencies                    4.2%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       1.9%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 3/31/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
OCTOBER 1, 2005 THROUGH MARCH 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    10/01/05-
Class                       Ratio      10/01/05        3/31/06         3/31/06
--------------------------------------------------------------------------------
        Actual              0.91%     $1,000.00       $1,031.30         $4.61
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.91%     $1,000.00       $1,020.39         $4.58
--------------------------------------------------------------------------------
        Actual              1.56%     $1,000.00       $1,028.60         $7.89
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.56%     $1,000.00       $1,017.15         $7.85
--------------------------------------------------------------------------------
        Actual              1.56%     $1,000.00       $1,028.50         $7.89
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.56%     $1,000.00       $1,017.15         $7.85
--------------------------------------------------------------------------------
        Actual              0.56%     $1,000.00       $1,033.10         $2.84
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.56%     $1,000.00       $1,022.14         $2.82
--------------------------------------------------------------------------------
        Actual              1.06%     $1,000.00       $1,030.50         $5.37
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.06%     $1,000.00       $1,019.65         $5.34
--------------------------------------------------------------------------------
        Actual              1.66%     $1,000.00       $1,028.10         $8.39
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.66%     $1,000.00       $1,016.65         $8.35
--------------------------------------------------------------------------------
        Actual              1.31%     $1,000.00       $1,029.90         $6.63
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.31%     $1,000.00       $1,018.40         $6.59
--------------------------------------------------------------------------------
        Actual              1.21%     $1,000.00       $1,030.40         $6.13
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.21%     $1,000.00       $1,018.90         $6.09
--------------------------------------------------------------------------------
        Actual              0.96%     $1,000.00       $1,031.70         $4.86
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.96%     $1,000.00       $1,020.14         $4.84
--------------------------------------------------------------------------------
        Actual              0.68%     $1,000.00       $1,033.30         $3.45
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.68%     $1,000.00       $1,021.54         $3.43
--------------------------------------------------------------------------------
        Actual              1.16%     $1,000.00       $1,030.70         $5.87
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.16%     $1,000.00       $1,019.15         $5.84
--------------------------------------------------------------------------------
        Actual              1.81%     $1,000.00       $1,027.30         $9.15
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.81%     $1,000.00       $1,015.91         $9.10
--------------------------------------------------------------------------------
        Actual              1.81%     $1,000.00       $1,027.20         $9.15
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.81%     $1,000.00       $1,015.91         $9.10
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks  - 57.4%
--------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR            VALUE ($)
--------------------------------------------------------------------------------------------------
Aerospace - 1.8%
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                               1,366,380      $   102,656,129
Northrop Grumman Corp.                                                798,800           54,550,052
United Technologies Corp.                                             952,800           55,233,816
                                                                                   ---------------
                                                                                   $   212,439,997
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
--------------------------------------------------------------------------------------------------
Diageo PLC                                                          2,985,682      $    47,000,120
Molson Coors Brewing Co.                                              145,120            9,958,134
                                                                                   ---------------
                                                                                   $    56,958,254
--------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
--------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                       292,200      $    24,866,220
--------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------
Johnson Controls, Inc. (l)                                            364,030      $    27,640,798
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.6%
--------------------------------------------------------------------------------------------------
American Express Co.                                                  723,740      $    38,032,537
Assured Guaranty Ltd.                                                  24,000              600,000
Bank of America Corp.                                               5,543,818          252,465,472
Bank of New York Co., Inc.                                            886,000           31,931,440
BankUnited Financial Corp., "A"                                        88,290            2,387,362
Capital One Financial Corp.                                           387,280           31,183,786
Citigroup, Inc.                                                     2,614,183          123,467,863
Commerce Bancorp, Inc. (l)                                            230,000            8,429,500
Compass Bancshares, Inc. (l)                                          100,000            5,061,000
Countrywide Financial Corp. (l)                                       752,360           27,611,612
Fannie Mae                                                            640,270           32,909,878
First Horizon National Corp. (l)                                      175,000            7,288,750
Freddie Mac                                                           168,980           10,307,780
Investors Financial Services Corp. (l)                                250,000           11,717,500
J.P. Morgan Chase & Co.                                             3,326,732          138,525,121
Mercantile Bankshares Corp. (l)                                       149,999            5,767,462
North Fork Bancorporation, Inc.                                       200,000            5,766,000
PNC Financial Services Group, Inc.                                  2,062,790          138,846,395
Sovereign Bancorp, Inc. (l)                                           250,000            5,477,500
SunTrust Banks, Inc. (l)                                            1,026,770           74,707,785
TCF Financial Corp. (l)                                               200,000            5,150,000
UBS AG                                                                212,300           23,327,343
Washington Mutual, Inc. (l)                                            85,691            3,652,150
Wells Fargo & Co.                                                     578,555           36,952,308
Zions Bancorporation (l)                                               75,000            6,204,750
                                                                                   ---------------
                                                                                   $ 1,027,771,294
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.8%
--------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                      2,572,800      $    61,695,744
Viacom, Inc., "B" (n)                                                 421,761           16,364,327
Walt Disney Co.                                                       526,480           14,683,527
                                                                                   ---------------
                                                                                   $    92,743,598
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.3%
--------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                             51,800      $     2,334,108
Franklin Resources, Inc.                                              336,260           31,689,142
Goldman Sachs Group, Inc.                                             463,280           72,716,429
Lehman Brothers Holdings, Inc.                                        340,890           49,268,832
Mellon Financial Corp.                                              3,632,960          129,333,376
Merrill Lynch & Co., Inc.                                             938,449           73,912,243
Morgan Stanley                                                        440,340           27,662,159
Waddell & Reed Financial, Inc., "A" (l)                               200,000            4,620,000
                                                                                   ---------------
                                                                                   $   391,536,289
--------------------------------------------------------------------------------------------------
Business Services - 0.3%
--------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                 1,229,830      $    36,980,988
Centerplate, Inc. (l)                                                 250,000            3,225,000
                                                                                   ---------------
                                                                                   $    40,205,988
--------------------------------------------------------------------------------------------------
Chemicals - 1.7%
--------------------------------------------------------------------------------------------------
3M Co.                                                                356,310      $    26,969,104
Dow Chemical Co. (l)                                                  432,340           17,553,004
E.I. du Pont de Nemours & Co. (l)                                   1,144,930           48,327,495
Nalco Holding Co. (n)                                               2,141,690           37,907,913
PPG Industries, Inc. (l)                                              776,050           49,162,768
Syngenta AG                                                           163,700           23,011,579
                                                                                   ---------------
                                                                                   $   202,931,863
--------------------------------------------------------------------------------------------------
Computer Software - 2.1%
--------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (l)(n)                         250,000      $     5,005,000
Compuware Corp. (l)(n)                                              5,207,750           40,776,683
McAfee, Inc. (n)                                                      350,000            8,515,500
Oracle Corp. (n)                                                    5,561,520           76,137,209
Symantec Corp. (n)                                                  6,357,520          106,997,062
TIBCO Software, Inc. (l)(n)                                         1,000,000            8,360,000
                                                                                   ---------------
                                                                                   $   245,791,454
--------------------------------------------------------------------------------------------------
Computer Software  - Systems - 1.0%
--------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                      1,240,500      $    36,917,280
International Business Machines Corp.                                 270,880           22,339,474
Sun Microsystems, Inc. (l)(n)                                      11,631,750           59,670,878
                                                                                   ---------------
                                                                                   $   118,927,632
--------------------------------------------------------------------------------------------------
Construction - 1.3%
--------------------------------------------------------------------------------------------------
D.R. Horton, Inc. (l)                                                 250,000      $     8,305,000
Masco Corp. (l)                                                     4,206,890          136,681,856
Pulte Homes, Inc. (l)                                                 150,000            5,763,000
Sherwin-Williams Co.                                                  150,790            7,455,058
                                                                                   ---------------
                                                                                   $   158,204,914
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.7%
--------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                    204,900      $     9,062,727
Colgate-Palmolive Co.                                                 410,330           23,429,843
Estee Lauder Cos., Inc., "A" (l)                                      929,430           34,565,502
Kimberly-Clark Corp. (l)                                              122,950            7,106,510
Scotts Miracle-Gro Co. (l)                                            100,000            4,576,000
                                                                                   ---------------
                                                                                   $    78,740,582
--------------------------------------------------------------------------------------------------
Containers - 0.8%
--------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (n)                                            4,427,870      $    76,912,102
Smurfit-Stone Container Corp. (l)(n)                                1,160,680           15,750,428
                                                                                   ---------------
                                                                                   $    92,662,530
--------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
--------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                           240,360      $    20,887,284
General Electric Co.                                                2,144,960           74,601,709
Hubbell, Inc., "B" (l)                                                105,850            5,425,871
Tyco International Ltd.                                             3,621,800           97,353,984
W.W. Grainger, Inc. (l)                                               272,850           20,559,248
                                                                                   ---------------
                                                                                   $   218,828,096
--------------------------------------------------------------------------------------------------
Electronics - 0.8%
--------------------------------------------------------------------------------------------------
Analog Devices, Inc. (l)                                              430,770      $    16,494,183
Diebold, Inc. (l)                                                     212,600            8,737,860
Intel Corp.                                                         1,718,100           33,245,235
Novellus Systems, Inc. (n)                                            300,000            7,200,000
Samsung Electronics Co. Ltd., GDR                                      32,620           10,658,585
SanDisk Corp. (n)                                                     125,000            7,190,000
Xilinx, Inc.                                                          452,510           11,520,905
                                                                                   ---------------
                                                                                   $    95,046,768
--------------------------------------------------------------------------------------------------
Energy  - Independent - 1.4%
--------------------------------------------------------------------------------------------------
Apache Corp.                                                          907,530      $    59,452,290
Devon Energy Corp.                                                  1,323,120           80,935,250
EOG Resources, Inc. (l)                                               232,280           16,724,160
Newfield Exploration Co. (l)(n)                                       150,000            6,285,000
Noble Energy, Inc.                                                    200,000            8,784,000
                                                                                   ---------------
                                                                                   $   172,180,700
--------------------------------------------------------------------------------------------------
Energy  - Integrated - 3.7%
--------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                    421,580      $    60,032,992
BP PLC, ADR (l)                                                       359,170           24,761,180
Chevron Corp.                                                         631,315           36,597,331
ConocoPhillips (l)                                                  1,395,320           88,114,458
Exxon Mobil Corp.                                                   2,474,208          150,580,299
Total S.A., ADR                                                       582,700           76,759,071
                                                                                   ---------------
                                                                                   $   436,845,331
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
--------------------------------------------------------------------------------------------------
Kroger Co. (l)                                                        300,000      $     6,108,000
--------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.2%
--------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                            446,955      $    15,040,036
Coca-Cola Co.                                                         520,090           21,776,168
Kellogg Co.                                                         1,040,140           45,807,766
Nestle S.A                                                             80,181           23,809,743
PepsiCo, Inc.                                                         470,690           27,201,175
Sara Lee Corp. (l)                                                    721,510           12,900,599
                                                                                   ---------------
                                                                                   $   146,535,487
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
--------------------------------------------------------------------------------------------------
Bowater, Inc. (l)                                                   1,631,130      $    48,248,825
International Paper Co. (l)                                           610,200           21,094,614
MeadWestvaco Corp. (l)                                                469,280           12,816,037
                                                                                   ---------------
                                                                                   $    82,159,476
--------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.1%
--------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. (l)(n)                               550,000      $     7,782,500
Tupperware Brands Corp. (l)                                           250,000            5,147,500
                                                                                   ---------------
                                                                                   $    12,930,000
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.1%
--------------------------------------------------------------------------------------------------
International Game Technology                                         334,320      $    11,774,750
--------------------------------------------------------------------------------------------------
General Merchandise - 0.8%
--------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                            752,250      $    20,009,850
Federated Department Stores, Inc.                                     224,380           16,379,740
Wal-Mart Stores, Inc.                                               1,241,340           58,640,902
                                                                                   ---------------
                                                                                   $    95,030,492
--------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.2%
--------------------------------------------------------------------------------------------------
CIGNA Corp.                                                           153,640      $    20,068,457
Health Net, Inc. (l)(n)                                                25,000            1,270,500
                                                                                   ---------------
                                                                                   $    21,338,957
--------------------------------------------------------------------------------------------------
Insurance - 3.5%
--------------------------------------------------------------------------------------------------
Ace Ltd.                                                              346,530      $    18,023,025
AFLAC, Inc. (l)                                                       333,100           15,032,803
Allstate Corp.                                                      2,025,460          105,546,721
Chubb Corp.                                                           217,960           20,802,102
Conseco, Inc. (n)                                                   2,083,840           51,720,909
Endurance Specialty Holdings Ltd.                                     450,000           14,647,500
Genworth Financial, Inc., "A"                                       1,676,810           56,055,758
Hartford Financial Services Group, Inc.                               650,915           52,431,203
Lincoln National Corp. (l)                                            322,260           17,592,173
MetLife, Inc. (l)                                                   1,150,710           55,659,843
MGIC Investment Corp. (l)                                              90,000            5,996,700
PartnerRe Ltd. (l)                                                    100,000            6,209,000
XL Capital Ltd.                                                       104,840            2,609,468
                                                                                   ---------------
                                                                                   $   422,327,205
--------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
--------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                          709,410      $    14,968,551
Mattel, Inc. (l)                                                    1,627,070           29,498,779
                                                                                   ---------------
                                                                                   $    44,467,330
--------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
--------------------------------------------------------------------------------------------------
Deere & Co. (l)                                                       621,490      $    49,128,785
Finning International, Inc.                                            81,530            2,693,592
Finning International, Inc. (a)                                        27,520              909,207
Illinois Tool Works, Inc. (l)                                         396,110           38,149,354
Ingersoll-Rand Co. Ltd., "A"                                          321,600           13,439,664
                                                                                   ---------------
                                                                                   $   104,320,602
--------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.4%
--------------------------------------------------------------------------------------------------
Community Health Systems, Inc. (n)                                     71,373      $     2,580,134
HealthSouth Corp. (n)                                               1,000,000            4,990,000
Tenet Healthcare Corp. (l)(n)                                       6,113,860           45,120,287
                                                                                   ---------------
                                                                                   $    52,690,421
--------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
--------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (n)                                     165,000      $     7,695,600
Baxter International, Inc.                                            388,460           15,076,133
Pall Corp. (l)                                                        316,400            9,868,516
                                                                                   ---------------
                                                                                   $    32,640,249
--------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
--------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                    1,014,860      $    18,531,178
--------------------------------------------------------------------------------------------------
Natural Gas  - Distribution - 0.0%
--------------------------------------------------------------------------------------------------
Energen Corp.                                                         100,000      $     3,500,000
Sempra Energy                                                          40,000            1,858,400
                                                                                   ---------------
                                                                                   $     5,358,400
--------------------------------------------------------------------------------------------------
Natural Gas  - Pipeline - 0.1%
--------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                   600,000      $    12,834,000
--------------------------------------------------------------------------------------------------
Network & Telecom - 1.1%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                             2,140,280      $    46,379,868
Nortel Networks Corp. (l)(n)                                       29,305,920           89,383,056
                                                                                   ---------------
                                                                                   $   135,762,924
--------------------------------------------------------------------------------------------------
Oil Services - 1.4%
--------------------------------------------------------------------------------------------------
BJ Services Co.                                                       160,000      $     5,536,000
GlobalSantaFe Corp. (l)                                             1,344,130           81,655,898
Noble Corp. (l)                                                       858,730           69,643,003
Pride International, Inc. (n)                                         250,000            7,795,000
Smith International, Inc. (l)                                         150,000            5,844,000
                                                                                   ---------------
                                                                                   $   170,473,901
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.1%
--------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   413,960      $    17,580,881
Eli Lilly & Co.                                                       749,010           41,420,253
Johnson & Johnson                                                   1,994,220          118,097,708
Merck & Co., Inc.                                                   4,261,050          150,116,792
Wyeth                                                               3,204,010          155,458,565
                                                                                   ---------------
                                                                                   $   482,674,199
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.7%
--------------------------------------------------------------------------------------------------
ADVO, Inc. (l)                                                        200,000      $     6,400,000
Knight-Ridder, Inc. (l)                                               234,370           14,814,528
Lee Enterprises, Inc. (l)                                             150,000            4,993,500
New York Times Co., "A" (l)                                         1,238,390           31,343,651
Reed Elsevier PLC                                                   1,518,510           14,556,077
Tribune Co. (l)                                                       317,150            8,699,425
Washington Post Co., "B" (l)                                            8,000            6,214,000
                                                                                   ---------------
                                                                                   $    87,021,181
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.7%
--------------------------------------------------------------------------------------------------
Aries Maritime Transport Ltd.                                         215,270      $     3,007,322
Burlington Northern Santa Fe Corp.                                    397,680           33,138,674
Eagle Bulk Shipping, Inc. (l)                                         178,130            2,484,913
Norfolk Southern Corp. (l)                                            692,500           37,443,475
Quintana Maritime Ltd. (l)                                            215,700            1,904,631
                                                                                   ---------------
                                                                                   $    77,979,015
--------------------------------------------------------------------------------------------------
Real Estate - 0.7%
--------------------------------------------------------------------------------------------------
Boston Properties, Inc. (l)                                            75,000      $     6,993,750
CBL & Associates Properties, Inc. (l)                                 100,000            4,245,000
Developers Diversified Realty Corp. (l)                               100,000            5,475,000
DiamondRock Hospitality Co. (l)                                       151,440            2,091,386
Digital Realty Trust, Inc. (l)                                        300,000            8,451,000
Equity Residential                                                    250,000           11,697,500
General Growth Properties, Inc.                                       110,000            5,375,700
HomeBanc Corp. (l)                                                    300,000            2,637,000
Hospitality Properties Trust (l)                                       79,000            3,449,930
Regency Centers Corp. (l)                                             100,000            6,719,000
Republic Property Trust                                               219,500            2,583,515
Simon Property Group, Inc. (l)                                        100,000            8,414,000
SL Green Realty Corp. (l)                                              50,000            5,075,000
Spirit Finance Corp. (l)                                              112,640            1,374,208
Trustreet Properties, Inc.                                            250,000            3,797,500
                                                                                   ---------------
                                                                                   $    78,379,489
--------------------------------------------------------------------------------------------------
Restaurants - 0.0%
--------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc. (l)                                          125,000      $     5,500,000
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.4%
--------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        441,230      $    29,646,244
Praxair, Inc.                                                         254,420           14,031,263
                                                                                   ---------------
                                                                                   $    43,677,507
--------------------------------------------------------------------------------------------------
Specialty Stores - 1.3%
--------------------------------------------------------------------------------------------------
Aeropostale, Inc. (l)(n)                                              200,000      $     6,032,000
Gap, Inc. (l)                                                       4,937,550           92,233,434
Home Depot, Inc.                                                      431,280           18,243,144
OfficeMax, Inc. (l)                                                 1,074,740           32,424,906
PETsMART, Inc. (l)                                                    400,000           11,256,000
                                                                                   ---------------
                                                                                   $   160,189,484
--------------------------------------------------------------------------------------------------
Telecommunications  - Wireless - 0.2%
--------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                 12,466,640      $    26,086,996
--------------------------------------------------------------------------------------------------
Telephone Services - 2.8%
--------------------------------------------------------------------------------------------------
AT&T, Inc.                                                          1,210,418      $    32,729,703
CenturyTel, Inc. (l)                                                  100,000            3,912,000
IDT Corp., "B" (l)(n)                                                 328,000            3,630,960
Sprint Nextel Corp.                                                 6,742,890          174,236,278
TELUS Corp.                                                           384,200           15,067,440
Verizon Communications, Inc.                                        3,188,220          108,590,773
                                                                                   ---------------
                                                                                   $   338,167,154
--------------------------------------------------------------------------------------------------
Tobacco - 1.1%
--------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                  1,803,320      $   127,783,255
--------------------------------------------------------------------------------------------------
Trucking - 0.1%
--------------------------------------------------------------------------------------------------
CNF, Inc. (l)                                                         294,630      $    14,713,822
Genco Shipping & Trading Ltd. (l)                                      81,700            1,390,534
                                                                                   ---------------
                                                                                   $    16,104,356
--------------------------------------------------------------------------------------------------
Utilities  - Electric Power - 2.8%
--------------------------------------------------------------------------------------------------
AES Corp. (l)(n)                                                      287,700      $     4,908,162
CMS Energy Corp. (n)                                                  166,800            2,160,060
Constellation Energy Group, Inc.                                      233,900           12,796,669
Dominion Resources, Inc. (l)                                        1,139,040           78,627,931
Entergy Corp. (l)                                                     345,200           23,798,088
Entergy Corp.                                                          50,000            2,539,000
Exelon Corp.                                                          615,410           32,555,189
FirstEnergy Corp.                                                     310,870           15,201,543
FPL Group, Inc. (l)                                                 1,922,420           77,165,939
Northeast Utilities (l)                                               250,000            4,882,500
NRG Energy, Inc. (n)                                                  450,770           20,383,819
PPL Corp.                                                           1,104,550           32,473,770
Public Service Enterprise Group, Inc. (l)                             151,690            9,714,228
TXU Corp. (l)                                                         228,230           10,215,575
                                                                                   ---------------
                                                                                   $   327,422,473
--------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $5,658,749,742)                            $ 6,840,590,789
--------------------------------------------------------------------------------------------------

Bonds  - 39.2%
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
--------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                               $   5,513,000      $     6,367,322
News America, Inc., 6.2%, 2034                                      8,185,000            7,665,367
                                                                                   ---------------
                                                                                   $    14,032,689
--------------------------------------------------------------------------------------------------
Aerospace - 0.3%
--------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                $  14,971,000      $    15,755,930
Northrop Grumman Corp., 7.75%, 2031                                12,400,000           15,033,921
                                                                                   ---------------
                                                                                   $    30,789,851
--------------------------------------------------------------------------------------------------
Agency  - Other - 0.0%
--------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                    $   2,850,000      $     3,951,955
--------------------------------------------------------------------------------------------------
Airlines - 0.1%
--------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                        $   8,534,879      $     8,598,682
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.1%
--------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (a)                              $  16,686,000      $    16,450,694
--------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.6%
--------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008           $   4,944,896      $     4,913,598
Banc of America Commercial Mortgage, Inc., FRN,
4.857%, 2043                                                       12,050,000           11,439,254
Banc of America Commercial Mortgage, Inc., FRN,
5.1822%, 2047                                                       6,000,000            5,852,863
Banc of America Commercial Mortgage, Inc., FRN,
5.3541%, 2047                                                       5,480,549            5,329,660
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 5.6206%, 2040 (a)                                             10,340,000           10,339,954
Bear Stearns Commercial Mortgage Securities, Inc., FRN,
5.116%, 2041                                                        6,968,510            6,740,672
Blackrock Capital Finance LP, 7.75%, 2026 (a)                       1,693,071            1,659,210
Capital One Auto Finance Trust, 4.79%, 2009                         7,188,803            7,170,269
Chase Commercial Mortgage Securities Corp., 7.543%, 2032            1,597,034            1,656,063
Citibank Credit Card Issuance Trust, 6.65%, 2008                   17,900,000           17,925,814
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN,
5.3997%, 2044                                                       6,630,000            6,536,241
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035            7,358,000            7,255,837
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035              432,000              425,731
CPS Auto Receivables Trust, 2.89%, 2009 (a)                           405,105              395,611
CRIIMI MAE CMBS Corp., 6.701%, 2030 (a)                             4,350,000            4,371,637
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                  4,068,280            4,112,141
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031             7,763,078            7,883,597
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                         2,591,441            2,663,794
GE Commercial Mortgage Corp., FRN, 5.5186%, 2044                    7,580,000            7,496,493
Greenwich Capital Commercial Funding Corp., 4.305%, 2042            5,165,031            4,980,827
Greenwich Capital Commercial Funding Corp., FRN,
5.317%, 2036                                                        3,468,895            3,408,367
Greenwich Capital Commercial Funding Corp., FRN,
5.224%, 2037                                                        8,686,131            8,458,046
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
4.78%, 2042                                                         9,444,000            8,871,718
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
FRN, 4.948%, 2037                                                   9,800,000            9,312,260
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
FRN, 5.2131%, 2041                                                  2,279,327            2,233,254
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
FRN, 5.2947%, 2043                                                 12,670,000           12,448,550
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
FRN, 5.038%, 2046                                                  11,782,189           11,332,172
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN,
5.671%, 2039                                                        6,500,000            6,459,114
Morgan Stanley Capital I, Inc., 5.168%, 2042                        4,603,980            4,472,376
Morgan Stanley Capital I, Inc., FRN, 0.2219%, 2030 (a)(i)         298,239,818            4,980,486
Multi-Family Capital Access One, Inc., 6.65%, 2024                  2,543,134            2,596,196
Residential Asset Mortgage Products, Inc., 3.8%, 2030               2,200,660            2,189,208
Residential Asset Mortgage Products, Inc., 4.109%, 2035             5,402,087            5,279,611
Residential Asset Mortgage Products, Inc., FRN,
4.9708%, 2034                                                       5,243,000            5,072,232
Residential Funding Mortgage Securities, Inc., FRN,
5.32%, 2035                                                         8,242,000            8,156,787
Spirit Master Funding LLC, 5.05%, 2023 (a)                         10,396,541            9,870,249
Structured Asset Securities Corp., FRN, 4.67%, 2035                18,482,089           18,210,149
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042              12,000,000           11,451,082
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                7,432,000            6,960,842
Wachovia Bank Commercial Mortgage Trust, FRN,
4.847%, 2041                                                       11,645,000           11,053,981
Wachovia Bank Commercial Mortgage Trust, FRN,
5.083%, 2042                                                       11,945,166           11,519,986
Wachovia Bank Commercial Mortgage Trust, FRN,
5.118%, 2042                                                       12,150,000           11,726,440
Wachovia Bank Commercial Mortgage Trust, FRN,
5.1951%, 2044                                                       8,159,000            7,937,740
Wachovia Bank Commercial Mortgage Trust, FRN,
5.311%, 2044                                                        9,904,000            9,698,205
                                                                                   ---------------
                                                                                   $   312,848,317
--------------------------------------------------------------------------------------------------
Automotive - 0.1%
--------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 6%, 2036                                $   9,884,000      $     9,359,802
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.2%
--------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030,
FRN to 2049                                                     $  11,010,000      $    14,291,497
Bank of America Corp., 7.4%, 2011                                  25,548,000           27,612,917
Bank of America Corp., 5.375%, 2014                                 4,940,000            4,874,091
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (a)                   8,648,000            9,148,010
Citigroup, Inc., 5%, 2014                                          28,790,000           27,554,909
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                8,873,000            8,468,808
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                7,652,000            7,471,160
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)          7,327,000            7,916,794
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)            5,386,000            5,385,052
J.P. Morgan Chase & Co., 5.125%, 2014                              12,368,000           11,888,109
Mizuho Capital Investment 1 Ltd., 6.686% to 2016,
FRN to 2049 (a)                                                    12,050,000           11,859,490
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                       5,886,000            5,900,844
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049            9,180,000            9,033,469
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                2,712,000            2,872,279
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a)                     5,684,000            5,426,543
Popular North America, Inc., 4.25%, 2008                            9,579,000            9,342,159
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                   8,870,000            8,918,208
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)             16,307,000           16,771,195
UFJ Finance Aruba AEC, 6.75%, 2013                                  9,069,000            9,610,555
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049 (a)                                                    11,444,000           12,958,133
Wachovia Corp., 5.25%, 2014                                        19,574,000           18,995,060
Wells Fargo Bank NA, 6.45%, 2011                                   20,780,000           21,650,121
                                                                                   ---------------
                                                                                   $   257,949,403
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.4%
--------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                          $   9,350,000      $     8,514,456
TCI Communications Financing III, 9.65%, 2027                      23,129,000           24,862,842
Time Warner Entertainment Co. LP, 10.15%, 2012                      3,471,000            4,141,781
Time Warner Entertainment Co. LP, 8.375%, 2033                      5,419,000            6,237,334
                                                                                   ---------------
                                                                                   $    43,756,413
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                           $  13,532,000      $    13,598,185
Lehman Brothers Holdings, Inc., 8.25%, 2007                         8,368,000            8,632,479
Lehman Brothers Holdings, Inc., 5.5%, 2016                          1,865,000            1,828,353
Merrill Lynch & Co., Inc., 5.45%, 2014                             11,403,000           11,245,399
Morgan Stanley Group, Inc., 6.75%, 2011                             8,407,000            8,849,629
Morgan Stanley Group, Inc., 4.75%, 2014                             6,929,000            6,464,708
                                                                                   ---------------
                                                                                   $    50,618,753
--------------------------------------------------------------------------------------------------
Building - 0.1%
--------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                  $   8,021,000      $     8,495,538
--------------------------------------------------------------------------------------------------
Business Services - 0.1%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                 $  15,050,000      $    14,823,934
--------------------------------------------------------------------------------------------------
Chemicals - 0.1%
--------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                   $   7,310,000      $     7,400,081
Dow Chemical Co., 6%, 2012                                          3,479,000            3,562,346
                                                                                   ---------------
                                                                                   $    10,962,427
--------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
--------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                    $   8,542,000      $     9,077,421
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.2%
--------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                     $  11,036,000      $    11,088,862
Fortune Brands, Inc., 5.125%, 2011                                  9,914,000            9,709,920
                                                                                   ---------------
                                                                                   $    20,798,782
--------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
--------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015 (a)                      $  11,652,000      $    11,054,765
Raytheon Co., 6.15%, 2008                                           5,963,000            6,076,959
                                                                                   ---------------
                                                                                   $    17,131,724
--------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.0%
--------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                $   1,533,000      $     1,808,940
--------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.2%
--------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                   $   6,850,000      $     6,407,511
United Mexican States, 6.375%, 2013                                 6,616,000            6,781,400
United Mexican States, 6.625%, 2015 (l)                               569,000              593,752
United Mexican States, 5.625%, 2017                                 5,874,000            5,688,969
United Mexican States, 7.5%, 2033                                   4,912,000            5,476,880
                                                                                   ---------------
                                                                                   $    24,948,512
--------------------------------------------------------------------------------------------------
Energy  - Independent - 0.2%
--------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                      $   1,691,000      $     1,792,846
Nexen, Inc., 5.875%, 2035                                           7,100,000            6,618,364
Ocean Energy, Inc., 7.25%, 2011                                     6,101,000            6,554,371
XTO Energy, Inc., 5.65%, 2016                                       7,420,000            7,325,914
                                                                                   ---------------
                                                                                   $    22,291,495
--------------------------------------------------------------------------------------------------
Energy  - Integrated - 0.0%
--------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                  $   3,410,000      $     3,796,708
--------------------------------------------------------------------------------------------------
Entertainment - 0.1%
--------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                      $   3,800,000      $     3,819,802
Walt Disney Co., 6.375%, 2012                                      11,160,000           11,600,909
                                                                                   ---------------
                                                                                   $    15,420,711
--------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.85%, 2007                     $   3,572,000      $     3,680,121
General Electric Capital Corp., 8.75%, 2007                         3,073,000            3,187,906
General Electric Capital Corp., 5.45%, 2013                         2,383,000            2,381,208
General Electric Capital Corp., 6.75%, 2032                         2,976,000            3,314,011
HSBC Finance Corp., 5.25%, 2011                                     8,925,000            8,816,017
HSBC Finance Corp., 5.5%, 2016                                     12,511,000           12,223,134
                                                                                   ---------------
                                                                                   $    33,602,397
--------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
--------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013 (a)                         $  14,906,000      $    14,332,298
Diageo Finance B.V., 5.5%, 2013                                    11,920,000           11,817,691
Kraft Foods, Inc., 6.25%, 2012                                      8,279,000            8,528,413
                                                                                   ---------------
                                                                                   $    34,678,402
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
--------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                  $   3,975,000      $     3,766,595
Weyerhaeuser Co., 6.75%, 2012                                       9,165,000            9,540,921
                                                                                   ---------------
                                                                                   $    13,307,516
--------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.1%
--------------------------------------------------------------------------------------------------
WellPoint, Inc., 5.25%, 2016                                    $   8,310,000      $     8,013,690
--------------------------------------------------------------------------------------------------
Insurance - 0.5%
--------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009            $   9,589,000      $     9,691,746
American International Group, Inc., 4.25%, 2013                    10,064,000            9,306,161
American International Group, Inc., 5.05%, 2015 (a)                 9,850,000            9,392,202
Genworth Financial, Inc., 5.75%, 2014                               4,310,000            4,334,515
ING Groep N.V., 5.775% to 2015, FRN to 2049                        20,003,000           19,457,578
MetLife, Inc., 6.5%, 2032                                           3,231,000            3,408,127
                                                                                   ---------------
                                                                                   $    55,590,329
--------------------------------------------------------------------------------------------------
Insurance  - Property & Casualty  - 0.2%
--------------------------------------------------------------------------------------------------
Allstate Corp., 5.55%, 2035                                     $   8,842,000      $     8,190,689
Fund American Cos., Inc., 5.875%, 2013                              6,030,000            5,924,590
St. Paul Travelers Cos., Inc., 5.5%, 2015                           6,605,000            6,460,958
Travelers Property Casualty Corp., 6.375%, 2033                     3,800,000            3,851,395
                                                                                   ---------------
                                                                                   $    24,427,632
--------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.1%
--------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                        $  16,520,000      $    17,221,836
--------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
--------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.85%, 2017                              $   4,658,000      $     4,599,402
HCA, Inc., 8.75%, 2010                                              1,950,000            2,115,093
HCA, Inc., 6.95%, 2012                                              7,564,000            7,637,068
                                                                                   ---------------
                                                                                   $    14,351,563
--------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
--------------------------------------------------------------------------------------------------
Alcan, Inc., 5%, 2015                                           $   8,762,000      $     8,262,855
--------------------------------------------------------------------------------------------------
Mortgage Backed - 14.3%
--------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                        $  16,001,000      $    16,037,765
Fannie Mae, 6.33%, 2011                                             1,641,732            1,688,216
Fannie Mae, 4.62%, 2013                                               983,194              940,593
Fannie Mae, 4.01%, 2013                                             1,054,474              969,956
Fannie Mae, 4.019%, 2013                                            4,147,003            3,835,133
Fannie Mae, 4.63%, 2014                                             2,617,455            2,485,260
Fannie Mae, 4.518%, 2014                                            9,478,061            8,953,646
Fannie Mae, 4.847%, 2014                                            5,539,260            5,334,396
Fannie Mae, 4.925%, 2015                                           16,319,846           15,753,679
Fannie Mae, 4.76%, 2015                                             1,918,878            1,830,730
Fannie Mae, 5.19%, 2015                                             1,443,572            1,410,892
Fannie Mae, 6%, 2016 - 2036                                       203,785,822          204,589,782
Fannie Mae, 5.5%, 2017 - 2036                                     572,837,516          561,243,949
Fannie Mae, 5%, 2018 - 2035                                       139,216,035          134,322,626
Fannie Mae, 4.5%, 2018 - 2035                                     101,477,088           96,487,899
Fannie Mae, 4.88%, 2020                                               888,247              869,147
Fannie Mae, 6.5%, 2028 - 2034                                      58,352,372           59,666,826
Fannie Mae, 7.5%, 2030 - 2032                                       1,939,924            2,028,402
Freddie Mac, 6%, 2016 - 2036                                      101,470,364          101,848,031
Freddie Mac, 5%, 2017 - 2035                                      168,878,443          162,141,832
Freddie Mac, 4.5%, 2019 - 2035                                     33,320,579           31,518,809
Freddie Mac, 5.5%, 2019 - 2036                                    149,889,041          146,991,081
Freddie Mac, 6.5%, 2034 - 2035                                     23,406,861           23,866,233
Ginnie Mae, 6%, 2032 - 2035                                        38,361,066           38,761,874
Ginnie Mae, 5.5%, 2032 - 2035                                      55,766,434           55,242,163
Ginnie Mae, 4.5%, 2033 - 2034                                      10,689,887           10,005,495
Ginnie Mae, 5%, 2033 - 2034                                        12,109,366           11,733,765
Ginnie Mae, 6.5%, 2035 - 2036                                       6,996,470            7,178,112
                                                                                   ---------------
                                                                                   $ 1,707,736,292
--------------------------------------------------------------------------------------------------
Natural Gas  - Pipeline - 0.2%
--------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                $   4,465,000      $     4,974,331
Kinder Morgan Energy Partners LP, 6.75%, 2011                       8,013,000            8,377,760
Kinder Morgan Energy Partners LP, 7.75%, 2032                       4,181,000            4,756,995
                                                                                   ---------------
                                                                                   $    18,109,086
--------------------------------------------------------------------------------------------------
Network & Telecom - 0.8%
--------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                          $  12,384,000      $    11,754,125
AT&T, Inc., 6.15%, 2034                                             4,121,000            3,913,438
BellSouth Corp., 6.55%, 2034                                        8,131,000            8,117,519
Deutsche Telekom International Finance B.V., 8.25%, 2030           11,833,000           14,155,001
France Telecom S.A., 7.75%, 2011                                    3,322,000            3,627,993
PCCW-HKTC Capital II Ltd., 6%, 2013 (a)                             7,734,000            7,664,990
Telecom Italia Capital, 5.25%, 2013                                 4,186,000            3,966,260
Telecom Italia Capital, 6%, 2034                                    5,603,000            5,040,571
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                5,862,000            5,867,645
Telefonica Europe B.V., 7.75%, 2010                                 4,400,000            4,734,202
Verizon New York, Inc., 6.875%, 2012                               19,974,000           20,517,433
                                                                                   ---------------
                                                                                   $    89,359,177
--------------------------------------------------------------------------------------------------
Oil Services - 0.1%
--------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                     $   6,067,000      $     6,081,318
--------------------------------------------------------------------------------------------------
Oils - 0.1%
--------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                               $  12,750,000      $    13,508,778
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
--------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                               $   9,364,000      $     9,257,700
--------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
--------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                              $   5,568,000      $     5,960,962
Waste Management, Inc., 7.375%, 2010                                7,332,000            7,821,778
                                                                                   ---------------
                                                                                   $    13,782,740
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
--------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                          $   3,864,000      $     4,058,541
Union Pacific Corp., 6.125%, 2012                                   2,772,000            2,846,595
Union Pacific Corp., 5.375%, 2014                                   6,819,000            6,699,279
                                                                                   ---------------
                                                                                   $    13,604,415
--------------------------------------------------------------------------------------------------
Real Estate - 0.6%
--------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                               $   2,006,000      $     1,880,178
EOP Operating LP, 6.8%, 2009                                       10,663,000           10,983,594
EOP Operating Ltd., 8.1%, 2010                                      4,805,000            5,218,292
HRPT Properties Trust, 6.25%, 2016                                  8,714,000            8,781,647
Kimco Realty Corp., 6%, 2012                                        1,750,000            1,780,784
ProLogis, 5.75%, 2016                                              14,080,000           13,838,697
Simon Property Group LP, 5.1%, 2015                                11,785,000           11,147,290
Vornado Realty Trust, 5.625%, 2007                                 15,542,000           15,560,992
Vornado Realty Trust, 4.75%, 2010                                   5,141,000            4,919,772
                                                                                   ---------------
                                                                                   $    74,111,246
--------------------------------------------------------------------------------------------------
Retailers - 0.3%
--------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                    $  17,315,000      $    17,106,493
May Department Stores Co., 5.75%, 2014                              9,700,000            9,648,629
Wal-Mart Stores, Inc., 5.25%, 2035                                 12,347,000           11,200,235
                                                                                   ---------------
                                                                                   $    37,955,357
--------------------------------------------------------------------------------------------------
Telecommunications  - Wireless - 0.1%
--------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                               $   3,924,000      $     4,102,310
Sprint Capital Corp., 6.875%, 2028                                  8,433,000            8,700,613
Verizon Wireless Capital LLC, 5.375%, 2006                            625,000              625,069
                                                                                   ---------------
                                                                                   $    13,427,992
--------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.1%
--------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                          $   9,559,000      $     9,041,143
Fannie Mae, 3.25%, 2006                                            18,174,000           18,071,789
Fannie Mae, 3%, 2007                                               14,225,000           13,956,204
Fannie Mae, 5.25%, 2007                                           104,292,000          104,406,408
Fannie Mae, 6.625%, 2009 - 2010                                    54,063,000           56,903,080
Fannie Mae, 6%, 2011                                               25,300,000           26,229,041
Federal Home Loan Bank, 3.25%, 2006                                18,095,000           18,000,200
Federal Home Loan Bank, 3.75%, 2006                                57,110,000           56,734,959
Federal Home Loan Bank, 3.9%, 2008                                  7,020,000            6,872,187
Federal Home Loan Bank, 5.25%, 2014                                13,520,000           13,545,688
Freddie Mac, 3.75%, 2006                                           25,296,000           25,084,146
Freddie Mac, 4.125%, 2009                                          12,017,000           11,617,651
Freddie Mac, 4.875%, 2013                                          83,650,000           81,940,194
Small Business Administration, 8.8%, 2011                              49,812               52,003
Small Business Administration, 4.35%, 2023                          2,220,972            2,074,381
Small Business Administration, 4.77%, 2024                          5,902,888            5,650,866
Small Business Administration, 5.18%, 2024                          9,486,136            9,309,593
Small Business Administration, 5.52%, 2024                          5,630,117            5,633,766
Small Business Administration, 4.99%, 2024                          7,902,250            7,650,225
Small Business Administration, 4.95%, 2025                          6,638,204            6,461,218
Small Business Administration, 5.09%, 2025                          8,511,000            8,265,048
Small Business Administration, 5.39%, 2025                          6,627,000            6,555,870
                                                                                   ---------------
                                                                                   $   494,055,660
--------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 7.7%
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                              $   8,317,000      $     9,021,017
U.S. Treasury Bonds, 6%, 2026                                     136,270,000          152,047,477
U.S. Treasury Bonds, 5.375%, 2031                                  70,591,000           74,308,040
U.S. Treasury Notes, 6.875%, 2006                                   9,757,000            9,780,631
U.S. Treasury Notes, 7%, 2006                                      74,808,000           75,260,962
U.S. Treasury Notes, 4.375%, 2007                                  22,825,000           22,701,950
U.S. Treasury Notes, 6.625%, 2007                                  29,735,000           30,292,531
U.S. Treasury Notes, 5.625%, 2008                                 102,070,000          103,668,825
U.S. Treasury Notes, 4.75%, 2008                                  154,763,000          154,436,605
U.S. Treasury Notes, 4%, 2009                                      26,274,000           25,634,596
U.S. Treasury Notes, 6.5%, 2010                                   126,933,000          134,286,229
U.S. Treasury Notes, 3.875%, 2013                                  12,085,000           11,394,838
U.S. Treasury Notes, 4.75%, 2014                                    9,141,000            9,061,016
U.S. Treasury Notes, 4.25%, 2015                                      856,000              815,440
U.S. Treasury Notes, 4.5%, 2016                                     7,927,000            7,709,626
U.S. Treasury Notes, TIPS, 4.25%, 2010                             41,838,495           44,951,865
U.S. Treasury Notes, TIPS, 3%, 2012                                54,288,598           56,572,520
                                                                                   ---------------
                                                                                   $   921,944,168
--------------------------------------------------------------------------------------------------
Utilities  - Electric Power - 1.3%
--------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.15%, 2015                           $   8,768,000      $     8,235,651
Duke Capital Corp., 8%, 2019                                        9,217,000           10,764,405
Exelon Generation Co. LLC, 6.95%, 2011                             13,327,000           14,067,861
FirstEnergy Corp., 6.45%, 2011                                     13,306,000           13,768,184
MidAmerican Energy Holdings Co., 3.5%, 2008                         5,589,000            5,369,241
MidAmerican Energy Holdings Co., 5.875%, 2012                       2,667,000            2,691,710
MidAmerican Funding LLC, 6.927%, 2029                              12,485,000           13,667,479
Niagara Mohawk Power Corp., 7.75%, 2006                            14,960,000           15,005,060
Northeast Utilities, 8.58%, 2006                                    1,318,080            1,328,928
Oncor Electric Delivery Co., 7%, 2022                              11,145,000           11,908,789
Pacific Gas & Electric Co., 4.8%, 2014                              6,990,000            6,609,877
Progress Energy, Inc., 7.1%, 2011                                  13,051,000           13,841,864
PSEG Power LLC, 6.95%, 2012                                         3,855,000            4,085,036
PSEG Power LLC, 8.625%, 2031                                        5,075,000            6,450,320
System Energy Resources, Inc., 5.129%, 2014 (a)                     4,888,541            4,731,667
TXU Energy Co., 7%, 2013                                            8,817,000            9,183,496
Waterford 3 Funding Corp., 8.09%, 2017                              7,008,676            7,222,090
                                                                                   ---------------
                                                                                   $   148,931,658
--------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $4,762,698,288)                                    $ 4,669,234,558
--------------------------------------------------------------------------------------------------

Convertible Bonds  - 1.1%
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.0%
--------------------------------------------------------------------------------------------------
GATX Corp., 7.5%, 2007                                          $   2,000,000      $     2,535,000
--------------------------------------------------------------------------------------------------
Biotechnology - 0.1%
--------------------------------------------------------------------------------------------------
Amgen, Inc., 0.375%, 2013 (a)                                   $   5,368,000      $     5,421,680
Genzyme Corp., 1.25%, 2023                                          5,000,000            5,431,250
                                                                                   ---------------
                                                                                   $    10,852,930
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.1%
--------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 5.75%, 2008                      $   2,000,000      $     1,975,000
Grey Global Group, Inc., 5%, 2033                                   2,000,000            2,475,000
LIN TV Corp., 2.5%, 2033                                            2,000,000            1,810,000
                                                                                   ---------------
                                                                                   $     6,260,000
--------------------------------------------------------------------------------------------------
Computer Software - 0.0%
--------------------------------------------------------------------------------------------------
VERITAS Software Corp., 0.25%, 2013                             $   2,000,000      $     1,960,000
--------------------------------------------------------------------------------------------------
Computer Software  - Systems - 0.0%
--------------------------------------------------------------------------------------------------
BearingPoint, Inc., 3%, 2024 (a)                                $   1,000,000      $       973,750
BearingPoint, Inc., 3.25%, 2024 (a)                                 1,000,000              986,250
                                                                                   ---------------
                                                                                   $     1,960,000
--------------------------------------------------------------------------------------------------
Conglomerates - 0.0%
--------------------------------------------------------------------------------------------------
Tyco International Group S.A., 3.125%, 2023                     $   3,000,000      $     3,832,500
--------------------------------------------------------------------------------------------------
Containers - 0.0%
--------------------------------------------------------------------------------------------------
Sealed Air Corp., 3%, 2033 (a)                                  $   3,500,000      $     3,430,000
--------------------------------------------------------------------------------------------------
Electronics - 0.2%
--------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.5%, 2009                                 $   2,000,000      $     1,970,000
Atmel Corp., 0%, 2021                                               7,000,000            3,430,000
Fairchild Semiconductor Corp., 5%, 2008                             1,500,000            1,481,250
Intel Corp., 2.95%, 2035 (a)                                       10,000,000            8,575,000
LSI Logic Corp., 4%, 2006                                           1,496,000            1,479,170
LSI Logic Corp., 4%, 2010                                           3,000,000            3,345,000
                                                                                   ---------------
                                                                                   $    20,280,420
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
--------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375%, 2023                               $  13,000,000      $    15,778,750
Royal Caribbean Cruises Ltd., 0%, 2021                              5,000,000            3,306,250
Starwood Hotels & Resorts Worldwide, Inc., 3.5%, 2023               2,830,000            3,841,725
                                                                                   ---------------
                                                                                   $    22,926,725
--------------------------------------------------------------------------------------------------
Insurance - 0.1%
--------------------------------------------------------------------------------------------------
Conseco, Inc., 3.5%, 2035 (a)                                   $   6,100,000      $     6,694,750
PMI Group, Inc., 2.5%, 2021                                         2,000,000            2,135,000
                                                                                   ---------------
                                                                                   $     8,829,750
--------------------------------------------------------------------------------------------------
Machinery & Tools - 0.0%
--------------------------------------------------------------------------------------------------
Navistar International Corp., 2.5%, 2007                        $   2,000,000      $     2,007,500
--------------------------------------------------------------------------------------------------
Medical Equipment - 0.0%
--------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.5%, 2024                                    $   3,000,000      $     2,610,000
--------------------------------------------------------------------------------------------------
Network & Telecom - 0.1%
--------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 5.25%, 2011                       $   4,000,000      $     5,545,000
McDATA Corp., 2.25%, 2010                                           2,000,000            1,722,500
                                                                                   ---------------
                                                                                   $     7,267,500
--------------------------------------------------------------------------------------------------
Oil Services - 0.1%
--------------------------------------------------------------------------------------------------
Halliburton Co., 3.125%, 2023                                   $   3,000,000      $     5,928,750
Pride International, Inc., 3.25%, 2033                              3,000,000            3,990,000
Transocean, Inc., 1.5%, 2021                                        2,000,000            2,247,500
                                                                                   ---------------
                                                                                   $    12,166,250
--------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.0%
--------------------------------------------------------------------------------------------------
Solectron Corp., 0.5%, 2034                                     $   1,260,000      $       962,325
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
--------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.5%, 2032                        $   4,000,000      $     4,700,000
Watson Pharmaceuticals, Inc., 1.75%, 2023                           4,000,000            3,610,000
                                                                                   ---------------
                                                                                   $     8,310,000
--------------------------------------------------------------------------------------------------
Real Estate - 0.0%
--------------------------------------------------------------------------------------------------
Host Marriott Corp., 3.25%, 2024 (a)                            $   3,800,000      $     4,897,250
--------------------------------------------------------------------------------------------------
Specialty Stores - 0.0%
--------------------------------------------------------------------------------------------------
Charming Shoppes, Inc., 4.75%, 2012 (a)                         $   2,000,000      $     3,122,500
--------------------------------------------------------------------------------------------------
Telephone Services - 0.1%
--------------------------------------------------------------------------------------------------
American Tower Corp., 3%, 2012                                  $   2,800,000      $     4,413,500
CenturyTel, Inc., 4.75%, 2032                                       5,000,000            5,281,250
                                                                                   ---------------
                                                                                   $     9,694,750
--------------------------------------------------------------------------------------------------
Utilities  - Electric Power - 0.0%
--------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 5%, 2010                                  $   1,190,000      $     1,508,325
--------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE BONDS (IDENTIFIED COST, $122,612,482)                          $   135,413,725
--------------------------------------------------------------------------------------------------

Convertible Preferred Stocks  - 1.0%
--------------------------------------------------------------------------------------------------
Automotive - 0.0%
--------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                                 100,000      $     3,005,000
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.3%
--------------------------------------------------------------------------------------------------
Conseco, Inc., 5.5%                                                   300,000      $     8,910,000
Fannie Mae, 5.375%                                                         97            9,294,322
Sovereign Capital Trust IV, 4.375%                                    200,000            9,075,000
Washington Mutual Capital Trust I, 5.375% (l)                         100,000            5,402,000
                                                                                   ---------------
                                                                                   $    32,681,322
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.1%
--------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc., 5.1% (a)                              74,450      $     3,753,024
Lazard Ltd., 6.625% (l)                                               116,100            4,572,018
Lehman Brothers Holdings, Inc., 6.25% (l)(n)                           95,000            2,517,500
                                                                                   ---------------
                                                                                   $    10,842,542
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.0%
--------------------------------------------------------------------------------------------------
Newell Financial Trust I, 5.25% (l)                                    80,400      $     3,437,100
--------------------------------------------------------------------------------------------------
Containers - 0.1%
--------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 4.75%                                           150,000      $     5,190,000
--------------------------------------------------------------------------------------------------
Insurance - 0.3%
--------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.02%                                        219,070      $     6,889,752
Hartford Financial Services Group, Inc., 6%                           150,000           10,672,500
MetLife, Inc., 6.375%                                                  83,330            2,235,744
Platinum Underwriters Holdings Ltd., 6%                                32,850              965,790
Travelers Property Casualty Corp., 4.5% (l)                           300,000            7,197,000
XL Capital Ltd., 6.5% (l)                                             172,000            3,814,960
                                                                                   ---------------
                                                                                   $    31,775,746
--------------------------------------------------------------------------------------------------
Natural Gas  - Distribution - 0.0%
--------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 5%                                                  2,100      $       382,200
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
--------------------------------------------------------------------------------------------------
Schering  - Plough Corp., 6% (l)                                      100,000      $     5,078,000
--------------------------------------------------------------------------------------------------
Pollution Control - 0.0%
--------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., 6.25%                                    8,200      $     2,767,500
--------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.0%
--------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 5.5% (a)                          3,000      $     3,846,375
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.0%
--------------------------------------------------------------------------------------------------
Tribune Co., 2%                                                        50,000      $     3,913,500
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.0%
--------------------------------------------------------------------------------------------------
Kansas City Southern, 5.125%                                            3,000      $     3,155,625
--------------------------------------------------------------------------------------------------
Utilities  - Electric Power - 0.1%
--------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% (l)                                            14,280      $     3,409,350
PNM Resources, Inc., 6.75%                                            100,000            4,855,000
                                                                                   ---------------
                                                                                   $     8,264,350
--------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS
  (IDENTIFIED COST, $110,131,909)                                                  $   114,339,260
--------------------------------------------------------------------------------------------------

Preferred Stocks  - 0.1%
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.1%
--------------------------------------------------------------------------------------------------
New Century Financial Corp., 9.125%                                   200,000      $     4,910,000
--------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS (IDENTIFIED COST, $5,000,000)                             $     4,910,000
--------------------------------------------------------------------------------------------------

Repurchase Agreement  - 0.1%
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.75%, dated 3/31/06, due 4/03/06,
total to be received $11,847,688 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                        $  11,843,000      $    11,843,000
--------------------------------------------------------------------------------------------------

Short-Term Obligations  - 0.9% (y)
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.84%, due 4/03/06              $  63,822,000      $    63,804,839
Goldman Sachs Group, Inc., 4.85%, due 4/03/06                       4,049,000            4,047,909
New Center Asset Trust, 4.85%, due 4/03/06                         39,937,000           39,926,239
--------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND
  VALUE                                                                            $   107,778,987
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned  - 3.4%
--------------------------------------------------------------------------------------------------
Morgan Stanley, 4.895%, dated 3/31/06, due 4/03/06,
total to be received $637,540 (secured by various U.S.
Treasury and Federal Agency obligations in an
individually traded account)                                    $     637,280      $       637,280
Navigator Securities Lending Prime Portfolio, at Net
Asset Value                                                       407,891,167          407,891,167
--------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED,
  AT AMORTIZED COST AND VALUE                                                      $   408,528,447
--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $11,187,342,855) (k)                         $12,292,638,766
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities  - (3.2)%                                              (379,024,025)
--------------------------------------------------------------------------------------------------
  NET ASSETS  - 100.0%                                                             $11,913,614,741
--------------------------------------------------------------------------------------------------

(a) SEC Rule 144A restriction.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2006 the fund had one security that was fair valued, aggregating $909,207 and less than 0.1% of net assets, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR   American Depository Receipt
FRN   Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR   Global Depository Receipt
TIPS  Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS       Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 3/31/06
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $398,796,442 of
securities on loan (identified cost, $11,187,342,855)          $12,292,638,766
Cash                                                                   888,429
Foreign currency, at value (identified cost, $4,718,795)             4,735,807
Receivable for investments sold                                     99,911,214
Receivable for fund shares sold                                     12,000,331
Interest and dividends receivable                                   56,866,506
Other assets                                                            74,122
-------------------------------------------------------------------------------------------------------
Total assets                                                                            $12,467,115,175
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                               $2,482,073
Payable for investments purchased                                  105,290,490
Payable for fund shares reacquired                                  34,171,774
Collateral for securities loaned, at value                         408,528,447
Payable to affiliates
  Management fee                                                       113,170
  Shareholder servicing costs                                        1,602,002
  Distribution and service fees                                        187,643
  Administrative services fee                                            1,212
  Program manager fees                                                     139
  Retirement plan administration and services fees                         249
Payable for independent trustees' compensation                         329,653
Accrued expenses and other liabilities                                 793,582
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $553,500,434
-------------------------------------------------------------------------------------------------------
Net assets                                                                              $11,913,614,741
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                $10,735,696,438
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign
currencies                                                       1,105,300,933
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       81,805,834
Accumulated distributions in excess of net investment
income                                                              (9,188,464)
-------------------------------------------------------------------------------------------------------
Net assets                                                                              $11,913,614,741
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   761,170,541
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $7,347,863,635
  Shares outstanding                                               469,680,114
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $15.64
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25 X net asset value per
  share)                                                                                         $16.42
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $2,524,871,396
  Shares outstanding                                               161,427,392
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.64
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $1,628,857,252
  Shares outstanding                                               103,733,581
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.70
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $222,990,125
  Shares outstanding                                                14,255,753
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $15.64
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $102,957,706
  Shares outstanding                                                 6,577,395
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $15.65
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $3,227,975
  Shares outstanding                                                   206,392
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $15.64
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $1,195,228
  Shares outstanding                                                    76,480
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $15.63
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $36,332,455
  Shares outstanding                                                 2,316,882
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $15.68
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $14,545,174
  Shares outstanding                                                   929,416
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $15.65
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $10,284,530
  Shares outstanding                                                   657,327
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $15.65
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $11,425,936
  Shares outstanding                                                   731,571
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $15.62
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25 X net asset value per
  share)                                                                                         $16.40
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $4,796,014
  Shares outstanding                                                   306,549
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.65
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $4,267,315
  Shares outstanding                                                   271,689
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.71
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 3/31/06
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                          $123,174,456
  Dividends                                                           79,256,316
  Foreign taxes withheld                                                (234,064)
------------------------------------------------------------------------------------------------------
Total investment income                                                                   $202,196,708
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $20,714,203
  Distribution and service fees                                       34,717,811
  Program manager fees                                                    24,051
  Shareholder servicing costs                                         10,876,101
  Administrative services fee                                            179,735
  Retirement plan administration and services fees                        51,863
  Independent trustees' compensation                                      74,553
  Custodian fee                                                          648,779
  Shareholder communications                                             421,273
  Auditing fees                                                           32,688
  Legal fees                                                             110,534
  Miscellaneous                                                          412,172
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $68,263,763
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (458,157)
  Reduction of expenses by investment adviser                            (57,906)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $67,747,700
------------------------------------------------------------------------------------------------------
Net investment income                                                                     $134,449,008
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $251,866,535
  Foreign currency transactions                                         (100,667)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $251,765,868
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $(24,598,841)
  Translation of assets and liabilities in foreign currencies             47,490
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(24,551,351)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $227,214,517
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $361,663,525
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                    3/31/06                     9/30/05
                                                                (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                          $134,449,008                $255,473,893
Net realized gain (loss) on investments and foreign
currency transactions                                           251,765,868                 594,511,185
Net unrealized gain (loss) on investments and foreign
currency translation                                            (24,551,351)                180,602,994
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $361,663,525              $1,030,588,072
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                     $(109,535,141)              $(174,650,158)
  Class B                                                       (30,805,343)                (52,225,158)
  Class C                                                       (19,368,475)                (28,731,076)
  Class I                                                        (3,630,005)                 (5,562,963)
  Class R                                                        (1,445,006)                 (1,795,299)
  Class R1                                                          (31,212)                     (5,129)
  Class R2                                                          (14,205)                     (3,271)
  Class R3                                                         (402,582)                   (205,488)
  Class R4                                                          (87,423)                     (5,943)
  Class R5                                                          (67,413)                       (656)
  Class 529A                                                       (144,430)                   (184,427)
  Class 529B                                                        (47,962)                    (59,183)
  Class 529C                                                        (42,169)                    (51,587)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions
  Class A                                                      (325,664,904)               (162,065,076)
  Class B                                                      (118,723,861)                (69,179,952)
  Class C                                                       (73,788,633)                (35,413,995)
  Class I                                                        (9,306,605)                 (4,629,004)
  Class R                                                        (4,473,826)                 (1,316,743)
  Class R1                                                         (119,754)                         --
  Class R2                                                          (44,895)                         --
  Class R3                                                       (1,233,718)                   (106,393)
  Class R4                                                         (107,405)                         --
  Class R5                                                           (2,293)                         --
  Class 529A                                                       (455,030)                   (155,594)
  Class 529B                                                       (201,118)                    (74,651)
  Class 529C                                                       (176,847)                    (66,161)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(699,920,255)              $(536,487,907)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $85,892,384                $904,558,167
-------------------------------------------------------------------------------------------------------
Redemption fees                                                         $--                     $12,540
-------------------------------------------------------------------------------------------------------
Total change in net assets                                    $(252,364,346)             $1,398,670,872
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                      $12,165,979,087             $10,767,308,215
At end of period (including accumulated distributions
in excess of net investment income of $9,188,464 and
undistributed net investment income of $21,983,894)         $11,913,614,741             $12,165,979,087
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                     YEARS ENDED 9/30
                                     ENDED      -------------------------------------------------------------------------------
CLASS A                            3/31/06              2005             2004              2003             2002           2001
                               (UNAUDITED)
Net asset value, beginning
of period                           $16.11            $15.43           $14.13            $12.78           $14.17         $15.19
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)          $0.19             $0.39            $0.36             $0.33            $0.40          $0.46
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                            0.29              1.08             1.31              1.40            (1.01)         (0.45)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $0.48             $1.47            $1.67             $1.73           $(0.61)         $0.01
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.24)           $(0.40)          $(0.37)           $(0.38)          $(0.43)        $(0.48)
  From net realized gain on
  investments and foreign
  currency transactions              (0.71)            (0.39)              --                --            (0.35)         (0.55)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.95)           $(0.79)          $(0.37)           $(0.38)          $(0.78)        $(1.03)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                              $15.64            $16.11           $15.43            $14.13           $12.78         $14.17
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)            3.13(n)           9.72            11.89(b)          13.70            (4.76)         (0.10)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                        0.91(a)           0.91             0.89              0.90             0.92           0.88
Expenses after expense
reductions (f)                        0.91(a)           0.91             0.89              0.90             0.92           0.88
Net investment income (x)             2.47(a)           2.43             2.37              2.45             2.84           3.09
Portfolio turnover                      23                50               65                71               86             97
Net assets at end of period
(000 Omitted)                   $7,347,864        $7,371,678       $6,382,150        $5,702,669       $4,540,454     $4,120,730
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 9/30
                                     ENDED      -------------------------------------------------------------------------------
CLASS B                            3/31/06              2005             2004              2003             2002           2001
                               (UNAUDITED)
Net asset value, beginning
of period                           $16.10            $15.42           $14.12            $12.78           $14.17         $15.18
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)          $0.14             $0.28            $0.26             $0.24            $0.31          $0.37
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                            0.30              1.09             1.31              1.39            (1.01)         (0.45)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $0.44             $1.37            $1.57             $1.63           $(0.70)        $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.19)           $(0.30)          $(0.27)           $(0.29)          $(0.34)        $(0.38)
  From net realized gain on
  investments and foreign
  currency transactions              (0.71)            (0.39)              --                --            (0.35)         (0.55)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.90)           $(0.69)          $(0.27)           $(0.29)          $(0.69)        $(0.93)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                              $15.64            $16.10           $15.42            $14.12           $12.78         $14.17
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)            2.86(n)           9.02            11.18(b)          12.90            (5.38)         (0.67)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                        1.56(a)           1.56             1.54              1.54             1.57           1.53
Expenses after expense
reductions (f)                        1.56(a)           1.56             1.54              1.54             1.57           1.53
Net investment income (x)             1.82(a)           1.79             1.73              1.81             2.18           2.46
Portfolio turnover                      23                50               65                71               86             97
Net assets at end of period
(000 Omitted)                   $2,524,871        $2,745,051       $2,762,027        $2,658,781       $2,320,628     $2,226,027
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 9/30
                                        ENDED      ----------------------------------------------------------------------------
CLASS C                               3/31/06              2005             2004              2003           2002          2001
                                  (UNAUDITED)
Net asset value, beginning
of period                              $16.16            $15.48           $14.18            $12.82         $14.22        $15.23
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)             $0.14             $0.28            $0.26             $0.24          $0.31         $0.37
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                   0.30              1.09             1.31              1.41          (1.02)        (0.45)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                              $0.44             $1.37            $1.57             $1.65         $(0.71)       $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income           $(0.19)           $(0.30)          $(0.27)           $(0.29)        $(0.34)       $(0.38)
  From net realized gain on
  investments and foreign
  currency transactions                 (0.71)            (0.39)              --                --          (0.35)        (0.55)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                           $(0.90)           $(0.69)          $(0.27)           $(0.29)        $(0.69)       $(0.93)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $15.70            $16.16           $15.48            $14.18         $12.82        $14.22
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)               2.85(n)           8.99            11.14(b)          13.03          (5.43)        (0.68)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                           1.56(a)           1.56             1.53              1.54           1.57          1.53
Expenses after expense
reductions (f)                           1.56(a)           1.56             1.53              1.54           1.57          1.53
Net investment income (x)                1.82(a)           1.78             1.71              1.79           2.19          2.45
Portfolio turnover                         23                50               65                71             86            97
Net assets at end of period
(000 Omitted)                      $1,628,857        $1,689,457       $1,381,236        $1,150,875       $886,563      $702,160
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      -----------------------------------------------------------------------
CLASS I                                    3/31/06             2005            2004            2003          2002          2001
                                       (UNAUDITED)
Net asset value, beginning of period        $16.11           $15.42          $14.12          $12.77        $14.17        $15.19
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.22            $0.44           $0.43           $0.37         $0.46         $0.53
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    0.29             1.09            1.29            1.40         (1.03)        (0.47)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.51            $1.53           $1.72           $1.77        $(0.57)        $0.06
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.27)          $(0.45)         $(0.42)         $(0.42)       $(0.48)       $(0.53)
  From net realized gain on
  investments and foreign currency
  transactions                               (0.71)           (0.39)             --              --         (0.35)        (0.55)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                $(0.98)          $(0.84)         $(0.42)         $(0.42)       $(0.83)       $(1.08)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $15.64           $16.11          $15.42          $14.12        $12.77        $14.17
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                       3.31(n)         10.18           12.28(b)        14.10         (4.50)         0.25
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                                0.56(a)          0.56            0.55            0.55          0.57          0.53
Expenses after expense reductions (f)         0.56(a)          0.56            0.55            0.55          0.57          0.53
Net investment income (x)                     2.81(a)          2.78            2.78            2.79          3.20          3.43
Portfolio turnover                              23               50              65              71            86            97
Net assets at end of period
(000 Omitted)                             $222,990         $211,140        $181,794        $378,001      $269,531      $206,727
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                        SIX MONTHS                        YEARS ENDED 9/30
                                                             ENDED       --------------------------------------------------
CLASS R                                                    3/31/06               2005               2004            2003(i)
                                                       (UNAUDITED)
Net asset value, beginning of period                        $16.12             $15.43             $14.13             $13.27
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.18              $0.36              $0.33              $0.19
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            0.29               1.10               1.32               0.93
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.47              $1.46              $1.65              $1.12
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.23)            $(0.38)            $(0.35)            $(0.26)
  From net realized gain on investments and foreign
  currency transactions                                      (0.71)             (0.39)                --                 --
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.94)            $(0.77)            $(0.35)            $(0.26)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $15.65             $16.12             $15.43             $14.13
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                       3.05(n)            9.63              11.72(b)            8.57(n)
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.06(a)            1.06               1.03               1.07(a)
Expenses after expense reductions (f)                         1.06(a)            1.06               1.03               1.07(a)
Net investment income                                         2.32(a)            2.25               2.16               1.81(a)
Portfolio turnover                                              23                 50                 65                 71
Net assets at end of period (000 Omitted)                 $102,958            $98,768            $45,458            $16,090
---------------------------------------------------------------------------------------------------------------------------

                                                                                    SIX MONTHS           YEAR ENDED
CLASS R1                                                                         ENDED 3/31/06           9/30/05(i)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                    $16.10               $15.77
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                              $0.13                $0.12
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                    0.30                 0.33
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                         $0.43                $0.45
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $(0.18)              $(0.12)
  From net realized gain on investments and foreign currency
  transactions                                                                           (0.71)                  --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $(0.89)              $(0.12)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $15.64               $16.10
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                   2.81(n)              2.85(n)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                    1.76(a)              1.77(a)
Expenses after expense reductions (f)                                                     1.66(a)              1.77(a)
Net investment income                                                                     1.72(a)              1.43(a)
Portfolio turnover                                                                          23                   50
Net assets at end of period (000 Omitted)                                               $3,228               $1,901
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            SIX MONTHS           YEAR ENDED
CLASS R2                                                                 ENDED 3/31/06           9/30/05(i)
                                                                           (UNAUDITED)

Net asset value, beginning of period                                            $16.09               $15.77
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                      $0.17                $0.15
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            0.29                 0.31
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.46                $0.46
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.21)              $(0.14)
  From net realized gain on investments and foreign currency
  transactions                                                                   (0.71)                  --
------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.92)              $(0.14)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $15.63               $16.09
------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           2.99(n)              2.94(n)
------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            1.46(a)              1.47(a)
Expenses after expense reductions (f)                                             1.31(a)              1.47(a)
Net investment income                                                             2.08(a)              1.75(a)
Portfolio turnover                                                                  23                   50
Net assets at end of period (000 Omitted)                                       $1,195                 $932
------------------------------------------------------------------------------------------------------------------

                                                                                          YEARS ENDED 9/30
                                                                  SIX MONTHS       -------------------------------
CLASS R3                                                       ENDED 3/31/06               2005            2004(i)
                                                                 (UNAUDITED)
Net asset value, beginning of period                                  $16.14             $15.46             $14.38
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.17              $0.31              $0.23
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      0.29               1.10               1.13
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.46              $1.41              $1.36
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.21)            $(0.34)            $(0.28)
  From net realized gain on investments and foreign currency
  transactions                                                         (0.71)             (0.39)                --
------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.92)            $(0.73)            $(0.28)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.68             $16.14             $15.46
------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                 3.04(n)            9.27               9.53(b)(n)
------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.31(a)            1.31               1.26(a)
Expenses after expense reductions (f)                                   1.21(a)            1.31               1.26(a)
Net investment income                                                   2.17(a)            1.95               1.53(a)
Portfolio turnover                                                        23                 50                 65
Net assets at end of period (000 Omitted)                            $36,332            $26,576             $3,894
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             SIX MONTHS           YEAR ENDED
CLASS R4                                                                  ENDED 3/31/06           9/30/05(i)
                                                                            (UNAUDITED)
Net asset value, beginning of period                                            $16.11               $15.78
------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                      $0.17                $0.17
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                0.31                 0.34
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.48                $0.51
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.23)              $(0.18)
  From net realized gain on investments and foreign currency transactions        (0.71)                  --
------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.94)              $(0.18)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $15.65               $16.11
------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           3.17(n)              3.26(n)

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            0.96(a)              0.96(a)
Expenses after expense reductions (f)                                             0.96(a)              0.96(a)
Net investment income                                                             2.41(a)              2.22(a)
Portfolio turnover                                                                  23                   50
Net assets at end of period (000 Omitted)                                      $14,545               $2,134
------------------------------------------------------------------------------------------------------------

                                                                            SIX MONTHS           YEAR ENDED
CLASS R5                                                                 ENDED 3/31/06           9/30/05(i)
                                                                           (UNAUDITED)
Net asset value, beginning of period                                            $16.11               $15.78
------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                      $0.20                $0.21
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            0.31                 0.33
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.51                $0.54
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.26)              $(0.21)
  From net realized gain on investments and foreign currency
  transactions                                                                   (0.71)                  --
------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.97)              $(0.21)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $15.65               $16.11
------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           3.33(n)              3.41(n)
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            0.68(a)              0.67(a)
Expenses after expense reductions (f)                                             0.68(a)              0.67(a)
Net investment income                                                             2.61(a)              2.65(a)
Portfolio turnover                                                                  23                   50
Net assets at end of period (000 Omitted)                                      $10,285                  $52
------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS                            YEARS ENDED 9/30
                                                       ENDED       ----------------------------------------------------------
CLASS 529A                                           3/31/06             2005            2004            2003         2002(i)
                                                 (UNAUDITED)
Net asset value, beginning of period                  $16.08           $15.40          $14.10          $12.78          $13.20
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.17            $0.35           $0.31           $0.27           $0.04
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.30             1.08            1.32            1.39           (0.39)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.47            $1.43           $1.63           $1.66          $(0.35)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.22)          $(0.36)         $(0.33)         $(0.34)         $(0.07)
  From net realized gain on investments and
  foreign currency transactions                        (0.71)           (0.39)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.93)          $(0.75)         $(0.33)         $(0.34)         $(0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.62           $16.08          $15.40          $14.10          $12.78
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              3.07(n)          9.46           11.63(b)        13.19           (2.70)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.16(a)          1.16            1.13            1.16            1.17(a)
Expenses after expense reductions (f)                   1.16(a)          1.16            1.13            1.16            1.17(a)
Net investment income                                   2.22(a)          2.16            2.08            1.97            2.45(a)
Portfolio turnover                                        23               50              65              71              86
Net assets at end of period (000 Omitted)            $11,426           $9,923          $5,600          $2,601             $50
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS                            YEARS ENDED 9/30
                                                       ENDED       ----------------------------------------------------------
CLASS 529B                                           3/31/06             2005            2004            2003         2002(i)
                                                 (UNAUDITED)
Net asset value, beginning of period                  $16.11           $15.42          $14.12          $12.78          $13.20
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.12            $0.24           $0.22           $0.17           $0.03
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.30             1.10            1.31            1.43           (0.40)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.42            $1.34           $1.53           $1.60          $(0.37)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.17)          $(0.26)         $(0.23)         $(0.26)         $(0.05)
  From net realized gain on investments and
  foreign currency transactions                        (0.71)           (0.39)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.88)          $(0.65)         $(0.23)         $(0.26)         $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.65           $16.11          $15.42          $14.12          $12.78
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              2.73(n)          8.81           10.91(b)        12.63           (2.80)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.81(a)          1.81            1.78            1.80            1.82(a)
Expenses after expense reductions (f)                   1.81(a)          1.81            1.78            1.80            1.82(a)
Net investment income                                   1.57(a)          1.52            1.47            1.33            1.75(a)
Portfolio turnover                                        23               50              65              71              86
Net assets at end of period (000 Omitted)             $4,796           $4,477          $2,676          $1,064             $75
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS                             YEARS ENDED 9/30
                                                       ENDED       ----------------------------------------------------------
CLASS 529C                                           3/31/06             2005            2004            2003         2002(i)
                                                 (UNAUDITED)
Net asset value, beginning of period                  $16.17           $15.48          $14.18          $12.83          $13.25
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.12            $0.24           $0.22           $0.19           $0.03
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.30             1.10            1.31            1.42           (0.40)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.42            $1.34           $1.53           $1.61          $(0.37)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.17)          $(0.26)         $(0.23)         $(0.26)         $(0.05)
  From net realized gain on investments and
  foreign currency transactions                        (0.71)           (0.39)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.88)          $(0.65)         $(0.23)         $(0.26)         $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.71           $16.17          $15.48          $14.18          $12.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              2.72(n)          8.79           10.87(b)        12.67           (2.79)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.81(a)          1.81            1.78            1.80            1.82(a)
Expenses after expense reductions (f)                   1.81(a)          1.81            1.78            1.80            1.82(a)
Net investment income                                   1.57(a)          1.53            1.45            1.36            1.75(a)
Portfolio turnover                                        23               50              65              71              86
Net assets at end of period (000 Omitted)             $4,267           $3,890          $2,475          $1,066             $65
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(x) Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to October 1, 2001 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS


NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Total Return Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended March 31, 2006, the fund's custodian fees were reduced by $430,080 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended March 31, 2006, the fund's custodian expenses were reduced by $28,077 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, real estate investment trusts, wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                    SEPTEMBER 30, 2005      SEPTEMBER 30, 2004

Ordinary income (including any
short-term capital gains)                 $263,480,338            $235,572,556

Long-term capital gain                     273,007,569                      --
-------------------------------------------------------------------------------
Total distributions                       $536,487,907            $235,572,556

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MARCH 31, 2006

          Cost of investments                        $11,315,081,715
          ----------------------------------------------------------
          Gross appreciation                          $1,271,785,283
          Gross depreciation                            (294,228,232)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $977,557,051

          AS OF SEPTEMBER 30, 2005
          Undistributed ordinary income                 $135,991,475
          Undistributed long-term capital gain           400,988,120
          Other temporary differences                    (21,740,972)
          Net unrealized appreciation (depreciation)   1,000,936,410

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

          First $6.3 billion of average daily net assets          0.35%
          Average daily net assets in excess of $6.3 billion      0.34%

The management fee incurred for the six months ended March 31, 2006 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $847,931 and $6,434 for the six months ended March 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(1)           RATE(2)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%         $12,802,365
Class B                             0.75%              0.25%              1.00%             1.00%          13,198,595
Class C                             0.75%              0.25%              1.00%             1.00%           8,305,691
Class R                             0.25%              0.25%              0.50%             0.50%             254,867
Class R1                            0.50%              0.25%              0.75%             0.75%              10,437
Class R2                            0.25%              0.25%              0.50%             0.50%               2,820
Class R3                            0.25%              0.25%              0.50%             0.50%              73,772
Class R4                               --              0.25%              0.25%             0.25%               7,356
Class 529A                          0.25%              0.25%              0.50%             0.35%              18,466
Class 529B                          0.75%              0.25%              1.00%             1.00%              23,120
Class 529C                          0.75%              0.25%              1.00%             1.00%              20,322
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $34,717,811

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    March 31, 2006 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                    $79,346
              Class B                                  2,155,551
              Class C                                    116,923
              Class 529B                                   2,975
              Class 529C                                      66

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                 $13,191
              Class 529B                                   5,780
              Class 529C                                   5,080
              --------------------------------------------------
              Total Program Manager Fees                 $24,051

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2006, the fee was $5,752,280, which equated to 0.0959% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended March 31, 2006, these costs amounted to $4,183,382.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the six months ended March 31, 2006 was equivalent to an annual effective rate of 0.0030% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                   ANNUAL
                                                EFFECTIVE               TOTAL
                             FEE RATE             RATE(1)              AMOUNT

Class R1                        0.45%               0.35%              $6,253
Class R2                        0.40%               0.25%               2,251
Class R3                        0.25%               0.15%              36,788
Class R4                        0.15%               0.15%               4,413
Class R5                        0.10%               0.10%               2,158
-----------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                $51,863

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended March 31, 2006, this waiver amounted to $16,879 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $9,764. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in a net decrease of $3,199. Both amounts are included in Independent trustees' compensation for the six months ended March 31, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $111,256 and $132,612, respectively, at March 31, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $74,122 of Deferred Trustees' Compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2006, the fee paid to Tarantino LLC was $49,909. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $41,027, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES              SALES

U.S. government securities                       $766,861,506       $791,971,691
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)   $2,005,980,952     $2,454,204,339
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                     SIX MONTHS ENDED 3/31/06               YEAR ENDED 9/30/05(i)
                                     SHARES              AMOUNT            SHARES             AMOUNT
Shares sold
  Class A                          51,982,535         $814,589,378      115,874,418       $1,841,183,539
  Class B                           8,004,425          125,341,546       27,702,040          439,468,187
  Class C                           8,628,243          135,440,922       25,523,975          406,783,531
  Class I                           1,830,443           28,458,474        3,474,022           55,379,265
  Class R                           1,280,863           20,088,585        4,653,697           73,858,958
  Class R1                            107,836            1,693,052          131,940            2,127,212
  Class R2                             72,306            1,133,975           70,783            1,147,765
  Class R3                          1,237,814           19,454,788        1,880,418           30,216,583
  Class R4                            959,638           15,019,830          133,112            2,152,583
  Class R5                            661,428           10,375,264            3,169               50,000
  Class 529A                          111,783            1,748,354          289,893            4,599,571
  Class 529B                           27,352              427,817          106,999            1,693,387
  Class 529C                           32,581              511,676           82,797            1,321,445
--------------------------------------------------------------------------------------------------------
                                   74,937,247       $1,174,283,661      179,927,263       $2,859,982,026

Shares issued to shareholders in
reinvestment of distributions
  Class A                          25,542,055         $392,305,020       18,880,228         $297,693,990
  Class B                           8,660,161          132,830,514        6,841,509          107,649,354
  Class C                           4,819,933           74,218,760        3,289,431           51,978,769
  Class I                             832,484           12,793,197          636,705           10,040,711
  Class R                             342,268            5,259,772          186,175            2,940,988
  Class R1                              9,849              150,966              317                5,109
  Class R2                              3,841               58,903              171                2,757
  Class R3                            106,029            1,631,762           19,570              310,956
  Class R4                             12,617              194,678              369                5,943
  Class R5                                204                3,138               41                  656
  Class 529A                           39,103              599,363           21,574              339,871
  Class 529B                           16,241              249,057            8,482              133,569
  Class 529C                           14,208              218,873            7,449              117,748
-----------------------------------------------------------------------------------------------------------
                                   40,398,993         $620,514,003       29,892,021         $471,220,421

Shares reacquired
  Class A                         (65,470,925)     $(1,024,554,977)     (90,853,276)     $(1,444,543,953)
  Class B                         (25,687,840)        (402,636,607)     (43,188,906)        (685,524,839)
  Class C                         (14,228,731)        (223,680,832)     (13,535,308)        (215,921,161)
  Class I                          (1,516,113)         (23,754,145)      (2,787,937)         (44,428,634)
  Class R                          (1,174,043)         (18,433,723)      (1,656,875)         (26,372,548)
  Class R1                            (29,329)            (458,978)         (14,221)            (228,604)
  Class R2                            (57,565)            (900,988)         (13,056)            (210,150)
  Class R3                           (673,338)         (10,575,575)        (505,410)          (8,144,712)
  Class R4                           (175,287)          (2,743,284)          (1,033)             (16,716)
  Class R5                             (7,515)            (117,167)              --                   --
  Class 529A                          (36,278)            (567,301)         (58,131)            (926,411)
  Class 529B                          (15,048)            (235,168)         (10,958)            (174,962)
  Class 529C                          (15,710)            (246,535)          (9,459)            (151,590)
-----------------------------------------------------------------------------------------------------------
                                 (109,087,722)     $(1,708,905,280)    (152,634,570)     $(2,426,644,280)

Net change
  Class A                          12,053,665         $182,339,421       43,901,370         $694,333,576
  Class B                          (9,023,254)        (144,464,547)      (8,645,357)        (138,407,298)
  Class C                            (780,555)         (14,021,150)      15,278,098          242,841,139
  Class I                           1,146,814           17,497,526        1,322,790           20,991,342
  Class R                             449,088            6,914,634        3,182,997           50,427,398
  Class R1                             88,356            1,385,040          118,036            1,903,717
  Class R2                             18,582              291,890           57,898              940,372
  Class R3                            670,505           10,510,975        1,394,578           22,382,827
  Class R4                            796,968           12,471,224          132,448            2,141,810
  Class R5                            654,117           10,261,235            3,210               50,656
  Class 529A                          114,608            1,780,416          253,336            4,013,031
  Class 529B                           28,545              441,706          104,523            1,651,994
  Class 529C                           31,079              484,014           80,787            1,287,603
-----------------------------------------------------------------------------------------------------------
                                    6,248,518          $85,892,384       57,184,714         $904,558,167

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2006 was $40,770, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended March 31, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE
  Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MTR-SEM-5/06 442M

MFS(R) RESEARCH FUND                                                    3/31/06

SEMIANNUAL REPORT

-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             10
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    25
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    35
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            35
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   35
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor?
In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              Stocks                                     98.9%
              Cash & Other Net Assets                     1.1%

              TOP TEN HOLDINGS

              Altria Group, Inc.                          2.8%
              ------------------------------------------------
              GlobalSantaFe Corp.                         2.6%
              ------------------------------------------------
              Johnson & Johnson                           2.3%
              ------------------------------------------------
              Intel Corp.                                 2.3%
              ------------------------------------------------
              Tyco International Ltd.                     2.2%
              ------------------------------------------------
              Bank of New York Co., Inc.                  2.1%
              ------------------------------------------------
              Sprint Nextel Corp.                         1.9%
              ------------------------------------------------
              Exxon Mobil Corp.                           1.9%
              ------------------------------------------------
              Eli Lilly & Co.                             1.9%
              ------------------------------------------------
              American Express Co.                        1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         21.3%
              ------------------------------------------------
              Health Care                                13.2%
              ------------------------------------------------
              Technology                                 12.9%
              ------------------------------------------------
              Energy                                      9.9%
              ------------------------------------------------
              Retailing                                   7.5%
              ------------------------------------------------
              Consumer Staples                            7.0%
              ------------------------------------------------
              Utilities & Communications                  6.5%
              ------------------------------------------------
              Basic Materials                             6.5%
              ------------------------------------------------
              Industrial Goods & Services                 5.9%
              ------------------------------------------------
              Leisure                                     3.5%
              ------------------------------------------------
              Special Products & Services                 2.8%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------
              Transportation                              0.5%
              ------------------------------------------------

Percentages are based on net assets as of 3/31/06.
The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
OCTOBER 1, 2005 THROUGH MARCH 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    10/01/05-
Class                       Ratio      10/01/05        3/31/06         3/31/06
--------------------------------------------------------------------------------
        Actual              1.03%     $1,000.00       $1,058.50         $5.29
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.03%     $1,000.00       $1,019.80         $5.19
--------------------------------------------------------------------------------
        Actual              1.68%     $1,000.00       $1,055.40         $8.61
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.68%     $1,000.00       $1,016.55         $8.45
--------------------------------------------------------------------------------
        Actual              1.68%     $1,000.00       $1,055.40         $8.61
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.68%     $1,000.00       $1,016.55         $8.45
--------------------------------------------------------------------------------
        Actual              0.68%     $1,000.00       $1,060.40         $3.49
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.68%     $1,000.00       $1,021.54         $3.43
--------------------------------------------------------------------------------
        Actual              1.18%     $1,000.00       $1,057.80         $6.05
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.18%     $1,000.00       $1,019.05         $5.94
--------------------------------------------------------------------------------
        Actual              1.78%     $1,000.00       $1,054.80         $9.12
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.78%     $1,000.00       $1,016.06         $8.95
--------------------------------------------------------------------------------
        Actual              1.43%     $1,000.00       $1,057.10         $7.33
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.43%     $1,000.00       $1,017.80         $7.19
--------------------------------------------------------------------------------
        Actual              1.33%     $1,000.00       $1,057.20         $6.82
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.33%     $1,000.00       $1,018.30         $6.69
--------------------------------------------------------------------------------
        Actual              1.08%     $1,000.00       $1,058.60         $5.54
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.08%     $1,000.00       $1,019.55         $5.44
--------------------------------------------------------------------------------
        Actual              0.78%     $1,000.00       $1,060.00         $4.01
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.78%     $1,000.00       $1,021.04         $3.93
--------------------------------------------------------------------------------
        Actual              1.28%     $1,000.00       $1,057.60         $6.57
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.28%     $1,000.00       $1,018.55         $6.44
--------------------------------------------------------------------------------
        Actual              1.93%     $1,000.00       $1,054.50         $9.89
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.93%     $1,000.00       $1,015.31         $9.70
--------------------------------------------------------------------------------
        Actual              1.93%     $1,000.00       $1,054.00         $9.88
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.93%     $1,000.00       $1,015.31         $9.70
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
Aerospace - 2.7%
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 391,180       $   29,389,355
United Technologies Corp.                                             862,270           49,985,792
                                                                                    --------------
                                                                                    $   79,375,147
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.0%
--------------------------------------------------------------------------------------------------
Diageo PLC                                                          1,834,520       $   28,878,715
--------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
--------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                       372,800       $   31,725,280
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.7%
--------------------------------------------------------------------------------------------------
American Express Co.                                                  985,930       $   51,810,622
Bank of America Corp.                                                 760,580           34,636,813
Bank of New York Co., Inc.                                          1,714,710           61,798,148
J.P. Morgan Chase & Co. .                                             937,660           39,044,162
PNC Financial Services Group, Inc.                                    512,070           34,467,432
SLM Corp.                                                             675,310           35,075,601
                                                                                    --------------
                                                                                    $  256,832,778
--------------------------------------------------------------------------------------------------
Biotechnology - 4.4%
--------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                       686,870       $   49,969,793
Celgene Corp. (n)                                                     366,970           16,227,413
Genzyme Corp. (n)                                                     423,770           28,485,819
ImClone Systems, Inc. (l)(n)                                        1,042,990           35,482,520
                                                                                    --------------
                                                                                    $  130,165,545
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.8%
--------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., "A" (l)(n)                       1,108,920       $   24,695,648
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 7.1%
--------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (l)(n)                                438,140       $   46,710,105
Franklin Resources, Inc.                                              304,720           28,716,813
Goldman Sachs Group, Inc.                                             301,980           47,398,781
Legg Mason, Inc.                                                      116,059           14,545,674
Lehman Brothers Holdings, Inc.                                        328,660           47,501,230
Mellon Financial Corp. ..                                             703,510           25,044,956
                                                                                    --------------
                                                                                    $  209,917,559
--------------------------------------------------------------------------------------------------
Business Services - 2.2%
--------------------------------------------------------------------------------------------------
Amdocs Ltd. (n)                                                       516,290       $   18,617,417
Corporate Executive Board Co.                                         240,240           24,240,216
Getty Images, Inc. (n) ..                                             309,350           23,164,128
                                                                                    --------------
                                                                                    $   66,021,761
--------------------------------------------------------------------------------------------------
Chemicals - 1.3%
--------------------------------------------------------------------------------------------------
Nalco Holding Co. (n)                                               2,119,450       $   37,514,265
--------------------------------------------------------------------------------------------------
Computer Software - 3.6%
--------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n) .                                             716,420       $   25,017,386
McAfee, Inc. (n)                                                      706,660           17,193,038
MicroStrategy, Inc., "A" (n)                                          338,120           35,600,655
Oracle Corp. (n)                                                    2,176,600           29,797,654
                                                                                    --------------
                                                                                    $  107,608,733
--------------------------------------------------------------------------------------------------
Computer Software  - Systems - 0.9%
--------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                        866,350       $   25,782,576
--------------------------------------------------------------------------------------------------
Construction - 1.4%
--------------------------------------------------------------------------------------------------
Masco Corp.                                                         1,313,580       $   42,678,214
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.3%
--------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                   697,060       $   21,727,360
Monster Worldwide, Inc. (n)                                           344,560           17,179,762
                                                                                    --------------
                                                                                    $   38,907,122
--------------------------------------------------------------------------------------------------
Containers - 1.2%
--------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (n)                                            2,068,420       $   35,928,455
--------------------------------------------------------------------------------------------------
Electrical Equipment - 3.2%
--------------------------------------------------------------------------------------------------
Tyco International Ltd. .                                           2,461,020       $   66,152,218
W.W. Grainger, Inc.                                                   360,980           27,199,843
                                                                                    --------------
                                                                                    $   93,352,061
--------------------------------------------------------------------------------------------------
Electronics - 5.7%
--------------------------------------------------------------------------------------------------
Intel Corp.                                                         3,444,900       $   66,658,815
Marvell Technology Group Ltd. (n)                                     386,580           20,913,978
SanDisk Corp. (n)                                                     733,590           42,196,097
Tessera Technologies, Inc. (n)                                        553,510           17,756,601
Xilinx, Inc.                                                          796,070           20,267,942
                                                                                    --------------
                                                                                    $  167,793,433
--------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
--------------------------------------------------------------------------------------------------
Apache Corp.                                                          608,100       $   39,836,631
EOG Resources, Inc.                                                   176,680           12,720,960
                                                                                    --------------
                                                                                    $   52,557,591
--------------------------------------------------------------------------------------------------
Energy - Integrated - 3.4%
--------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                    317,110       $   45,156,464
Exxon Mobil Corp.                                                     929,430           56,565,110
                                                                                    --------------
                                                                                    $  101,721,574
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.6%
--------------------------------------------------------------------------------------------------
CVS Corp.                                                             590,530       $   17,639,131
--------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.5%
--------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                         285,120       $   11,937,974
Nestle S.A. (l)                                                        50,196           14,905,699
PepsiCo, Inc.                                                         810,800           46,856,132
                                                                                    --------------
                                                                                    $   73,699,805
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
--------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                          3,084,780       $   12,801,837
Bowater, Inc.                                                         495,100           14,645,058
                                                                                    --------------
                                                                                    $   27,446,895
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.9%
--------------------------------------------------------------------------------------------------
International Game Technology                                         375,770       $   13,234,619
Station Casinos, Inc.                                                 153,000           12,143,610
                                                                                    --------------
                                                                                    $   25,378,229
--------------------------------------------------------------------------------------------------
General Merchandise - 2.2%
--------------------------------------------------------------------------------------------------
Kohl's Corp. (n)                                                      559,420       $   29,654,854
Wal-Mart Stores, Inc.                                                 775,900           36,653,516
                                                                                    --------------
                                                                                    $   66,308,370
--------------------------------------------------------------------------------------------------
Insurance - 5.5%
--------------------------------------------------------------------------------------------------
Ace Ltd.                                                              501,130       $   26,063,771
Chubb Corp.                                                           315,540           30,115,138
Endurance Specialty Holdings Ltd.                                     610,070           19,857,779
Genworth Financial, Inc., "A"                                       1,132,000           37,842,760
MetLife, Inc.                                                         617,820           29,883,953
PartnerRe Ltd.                                                        295,340           18,337,661
                                                                                    --------------
                                                                                    $  162,101,062
--------------------------------------------------------------------------------------------------
Internet - 0.9%
--------------------------------------------------------------------------------------------------
Google, Inc., "A" (n)                                                  69,100       $   26,949,000
--------------------------------------------------------------------------------------------------
Leisure & Toys - 1.8%
--------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                             695,560       $   38,061,043
THQ, Inc. (l)(n)                                                      587,240           15,203,644
                                                                                    --------------
                                                                                    $   53,264,687
--------------------------------------------------------------------------------------------------
Medical Equipment - 1.5%
--------------------------------------------------------------------------------------------------
Millipore Corp. (n)                                                   626,070       $   45,740,674
--------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%
--------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                    2,218,930       $   40,517,299
Companhia Vale do Rio Doce, ADR                                       478,600           23,226,458
                                                                                    --------------
                                                                                    $   63,743,757
--------------------------------------------------------------------------------------------------
Natural Gas  - Pipeline - 0.1%
--------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                   114,800       $    2,455,572
--------------------------------------------------------------------------------------------------
Network & Telecom - 1.1%
--------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (n)                                          1,670,050       $   31,931,356
--------------------------------------------------------------------------------------------------
Oil Services - 4.7%
--------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                 1,256,168       $   76,312,206
Noble Corp.                                                           585,510           47,484,861
Transocean, Inc. (n)                                                  193,070           15,503,521
                                                                                    --------------
                                                                                    $  139,300,588
--------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.7%
--------------------------------------------------------------------------------------------------
EMC Corp. (n)                                                       1,576,580       $   21,488,785
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.3%
--------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                     1,019,860       $   56,398,258
Endo Pharmaceuticals Holdings, Inc. (n)                             1,385,690           45,464,489
Johnson & Johnson                                                   1,160,990           68,753,828
Wyeth                                                                 954,820           46,327,866
                                                                                    --------------
                                                                                    $  216,944,441
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.9%
--------------------------------------------------------------------------------------------------
Praxair, Inc.                                                         458,150       $   25,266,973
--------------------------------------------------------------------------------------------------
Specialty Stores - 3.6%
--------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (n)                                                 553,370       $   22,488,957
PETsMART, Inc.                                                      1,794,090           50,485,693
Williams-Sonoma, Inc. (n)                                             771,920           32,729,408
                                                                                    --------------
                                                                                    $  105,704,058
--------------------------------------------------------------------------------------------------
Telephone Services - 3.6%
--------------------------------------------------------------------------------------------------
American Tower Corp., "A" (n)                                         317,390       $    9,623,265
CenturyTel, Inc.                                                      266,280           10,416,874
Sprint Nextel Corp.                                                 2,204,699           56,969,422
TELUS Corp. (non-voting shares)                                       739,890           28,605,154
                                                                                    --------------
                                                                                    $  105,614,715
--------------------------------------------------------------------------------------------------
Tobacco - 2.8%
--------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                  1,172,960       $   83,115,946
--------------------------------------------------------------------------------------------------
Trucking - 0.5%
--------------------------------------------------------------------------------------------------
FedEx Corp.                                                           142,420       $   16,084,915
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.8%
--------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                     1,004,160       $   40,306,982
NRG Energy, Inc. (n)                                                  950,440           42,978,897
                                                                                    --------------
                                                                                    $   83,285,879
--------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $2,702,238,891)                             $2,924,921,295
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.7%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.84%, due 4/03/06,
at Amortized Cost (y)                                            $ 20,226,000       $   20,220,561
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 1.3%
--------------------------------------------------------------------------------------------------
Morgan Stanley, 4.90%, dated 3/31/06, due 4/03/06, total to
be received $218,069 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)          $    217,980       $      217,980
Navigator Securities Lending Prime Portfolio, at Net Asset
Value                                                              40,306,814           40,306,814
--------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED, AT AMORTIZED COST
  AND VALUE                                                                         $   40,524,794
--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $2,762,984,246)                               $2,985,666,650
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities  - (0.9)%                                               (27,581,183)
--------------------------------------------------------------------------------------------------
  NET ASSETS  - 100.0%                                                              $2,958,085,467
--------------------------------------------------------------------------------------------------
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR  American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 3/31/06
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $39,667,471 of securities
on loan (identified cost, $2,762,984,246)                        $2,985,666,650
Cash                                                                        803
Receivable for investments sold                                      17,858,101
Receivable for fund shares sold                                       3,997,488
Interest and dividends receivable                                     2,880,221
Other assets                                                             74,122
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $3,010,477,385
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                    $1,198,243
Payable for fund shares reacquired                                    9,333,448
Collateral for securities loaned, at value                           40,524,794
Payable to affiliates
  Management fee                                                         35,020
  Shareholder servicing costs                                           492,010
  Distribution and service fees                                          28,766
  Administrative services fee                                               848
  Program manager fees                                                        5
  Retirement plan administration and services fees                           30
Payable for independent trustees' compensation                          318,507
Accrued expenses and other liabilities                                  460,247
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $52,391,918
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,958,085,467
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $3,335,186,438
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         222,681,126
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (604,347,392)
Undistributed net investment income                                   4,565,295
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,958,085,467
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   133,354,574
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,598,167,265
  Shares outstanding                                                 71,273,574
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $22.42
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $23.79
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $438,630,872
  Shares outstanding                                                 20,937,327
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $20.95
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $197,011,056
  Shares outstanding                                                  9,398,674
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $20.96
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $711,896,274
  Shares outstanding                                                 31,180,763
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $22.83
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $6,642,943
  Shares outstanding                                                    299,197
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $22.20
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,572,474
  Shares outstanding                                                     75,423
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $20.85
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $397,750
  Shares outstanding                                                     19,035
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $20.90
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,566,759
  Shares outstanding                                                     70,922
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $22.09
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,433,546
  Shares outstanding                                                     64,029
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $22.39
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $56,655
  Shares outstanding                                                      2,527
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $22.42
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $360,300
  Shares outstanding                                                     16,211
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $22.23
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $23.59
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $110,136
  Shares outstanding                                                      5,319
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $20.71
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $239,437
  Shares outstanding                                                     11,573
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $20.69
-------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and
Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 3/31/06

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $20,525,267
  Interest                                                               623,270
  Foreign taxes withheld                                                (247,777)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $20,900,760
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $6,324,224
  Distribution and service fees                                        6,260,244
  Program manager fees                                                       786
  Shareholder servicing costs                                          2,732,103
  Administrative services fee                                            125,526
  Retirement plan administration and services fees                         5,846
  Independent trustees' compensation                                      45,174
  Custodian fee                                                          281,706
  Shareholder communications                                             205,531
  Auditing fees                                                           25,086
  Legal fees                                                              29,547
  Miscellaneous                                                          203,018
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $16,238,791
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (146,746)
  Reduction of expenses by investment adviser                            (11,620)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $16,080,425
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $4,820,335
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $220,500,480
  Foreign currency transactions                                          (45,828)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $220,454,652
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $(57,651,393)
  Translation of assets and liabilities in foreign currencies             10,063
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(57,641,330)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $162,813,322
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $167,633,657
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.


                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     3/31/06                    9/30/05
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $4,820,335                 $5,398,888
Net realized gain (loss) on investments and foreign
currency transactions                                            220,454,652                441,899,365
Net unrealized gain (loss) on investments and foreign
currency translation                                             (57,641,330)                53,919,648
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $167,633,657               $501,217,901
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(2,219,384)               $(2,552,751)
  Class I                                                         (2,998,800)                (2,424,457)
  Class R                                                             (7,065)                   (13,404)
  Class R1                                                            (4,032)                        --
  Class R2                                                            (2,002)                        --
  Class R3                                                              (955)                    (1,318)
  Class R4                                                              (154)                        --
  Class R5                                                              (232)                        --
  Class 529A                                                              --                       (354)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(5,232,624)               $(4,992,284)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(155,080,820)             $(437,744,014)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $7,320,213                $58,481,603
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $2,950,765,254             $2,892,283,651
At end of period (including undistributed net investment
income of $4,565,295 and $4,977,584, respectively)            $2,958,085,467             $2,950,765,254
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                             SIX MONTHS                                      YEARS ENDED 9/30
                                  ENDED      --------------------------------------------------------------------------------
CLASS A                         3/31/06              2005             2004                2003            2002           2001
                            (UNAUDITED)

Net asset value,
beginning of period              $21.21            $17.93           $15.90              $13.33          $16.73         $31.40
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                      $0.04             $0.06            $0.07               $0.11           $0.03         $(0.00)(w)

  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                 1.20              3.25             2.08                2.46           (3.43)        (11.15)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                        $1.24             $3.31            $2.15               $2.57          $(3.40)       $(11.15)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                         $(0.03)           $(0.03)          $(0.12)                $--             $--            $--

  From net realized gain
  on investments and
  foreign currency
  transactions                       --                --               --                  --              --          (3.52)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders         $(0.03)           $(0.03)          $(0.12)                $--             $--         $(3.52)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                           $22.42            $21.21           $17.93              $15.90          $13.33         $16.73
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)
(r)(s)(t)                          5.85(n)          18.49            13.54(b)(q)         19.28(j)       (20.32)        (38.83)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                     1.03(a)           1.06             1.02                1.06            1.08           0.99
Expenses after expense
reductions (f)                     1.03(a)           1.06             1.02                1.06            1.08           0.99
Net investment income
(loss)                             0.40(a)           0.32             0.39                0.74            0.20          (0.01)
Portfolio turnover                   55                99              117                 114              99             91
Net assets at end of
period (000 Omitted)         $1,598,167        $1,567,980       $1,405,075          $1,475,897      $1,492,299     $2,213,955
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                SIX MONTHS                                   YEARS ENDED 9/30
                                     ENDED      -----------------------------------------------------------------------------
CLASS B                            3/31/06             2005            2004               2003            2002           2001
                               (UNAUDITED)
Net asset value, beginning of
period                              $19.85           $16.86          $14.96             $12.62          $15.95         $30.09
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                        $(0.03)          $(0.06)         $(0.04)             $0.01          $(0.08)        $(0.15)
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                1.13             3.05            1.95               2.33           (3.25)        (10.65)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $1.10            $2.99           $1.91              $2.34          $(3.33)       $(10.80)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income           $--              $--          $(0.01)               $--             $--            $--
  From net realized gain on
  investments and foreign
  currency transactions                 --               --              --                 --              --          (3.34)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                        $--              $--          $(0.01)               $--             $--         $(3.34)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                              $20.95           $19.85          $16.86             $14.96          $12.62         $15.95
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)            5.54(n)         17.73           12.78(b)(q)        18.54(j)       (20.88)        (39.23)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                        1.68(a)          1.71            1.67               1.70            1.73           1.64
Expenses after expense
reductions (f)                        1.68(a)          1.71            1.67               1.70            1.73           1.64
Net investment income (loss)         (0.25)(a)        (0.33)          (0.26)              0.09           (0.45)         (0.66)
Portfolio turnover                      55               99             117                114              99             91
Net assets at end of period
(000 Omitted)                     $438,631         $544,719        $836,113         $1,071,292      $1,172,864     $1,896,352
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                     SIX MONTHS                                  YEARS ENDED 9/30
                                          ENDED      ------------------------------------------------------------------------
CLASS C                                 3/31/06             2005           2004             2003           2002          2001
                                    (UNAUDITED)
Net asset value, beginning
of period                                $19.86           $16.87         $14.96           $12.63         $15.95        $30.11
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                             $(0.03)          $(0.06)        $(0.04)           $0.01         $(0.08)       $(0.15)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                         1.13             3.05           1.96             2.32          (3.24)       (10.66)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.10            $2.99          $1.92            $2.33         $(3.32)      $(10.81)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                $--              $--         $(0.01)             $--            $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                               --               --             --               --             --         (3.35)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                $--              $--         $(0.01)             $--            $--        $(3.35)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $20.96           $19.86         $16.87           $14.96         $12.63        $15.95
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 5.54(n)         17.72          12.82(b)(q)      18.45(j)      (20.82)       (39.25)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)     1.68(a)          1.71           1.67             1.70           1.73          1.64
Expenses after expense reductions (f)      1.68(a)          1.71           1.67             1.70           1.73          1.64
Net investment income (loss)              (0.25)(a)        (0.33)         (0.26)            0.09          (0.45)        (0.66)
Portfolio turnover                           55               99            117              114             99            91
Net assets at end of period
(000 Omitted)                          $197,011         $208,725       $226,376         $262,391       $297,647      $513,120
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                       SIX MONTHS                                 YEARS ENDED 9/30
                                            ENDED      ----------------------------------------------------------------------
CLASS I                                   3/31/06             2005           2004             2003          2002         2001
                                      (UNAUDITED)
Net asset value, beginning
of period                                  $21.63           $18.28         $16.21           $13.54        $16.94       $31.76
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.08            $0.14          $0.14            $0.17         $0.10        $0.08
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.22             3.31           2.11             2.50         (3.50)      (11.28)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $1.30            $3.45          $2.25            $2.67        $(3.40)     $(11.20)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.10)          $(0.10)        $(0.18)             $--           $--          $--
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --             --               --            --        (3.62)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $(0.10)          $(0.10)        $(0.18)             $--           $--       $(3.62)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $22.83           $21.63         $18.28           $16.21        $13.54       $16.94
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                      6.04(n)         18.93          13.92(b)(q)      19.72(j)     (20.07)      (38.61)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                               0.68(a)          0.71           0.67             0.72          0.73         0.64
Expenses after expense
reductions (f)                               0.68(a)          0.71           0.67             0.72          0.73         0.64
Net investment income                        0.76(a)          0.67           0.78             1.08          0.55         0.34
Portfolio turnover                             55               99            117              114            99           91
Net assets at end of period
(000 Omitted)                            $711,896         $619,534       $421,942         $186,804       $19,244      $11,744
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                     SIX MONTHS                         YEARS ENDED 9/30
                                                          ENDED       ----------------------------------------------------
CLASS R                                                 3/31/06               2005               2004              2003(i)
                                                    (UNAUDITED)
Net asset value, beginning of period                     $21.01             $17.83             $15.87               $14.12
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                               $0.03              $0.03              $0.05                $0.07
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         1.18               3.22               2.06                 1.68
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $1.21              $3.25              $2.11                $1.75
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.02)            $(0.07)            $(0.15)                 $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $22.20             $21.01             $17.83               $15.87
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                    5.78(n)           18.28              13.39(b)(q)          12.39(j)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.18(a)            1.21               1.17                 1.21(a)
Expenses after expense reductions (f)                      1.18(a)            1.21               1.17                 1.21(a)
Net investment income                                      0.25(a)            0.15               0.28                 0.56(a)
Portfolio turnover                                           55                 99                117                  114
Net assets at end of period (000 Omitted)                $6,643             $6,980             $2,158                  $40
--------------------------------------------------------------------------------------------------------------------------

                                                                            SIX MONTHS                 YEAR
                                                                                 ENDED                ENDED
CLASS R1                                                                       3/31/06           9/30/05(i)
                                                                           (UNAUDITED)
Net asset value, beginning of period                                            $19.84               $18.66
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                       $(0.03)              $(0.05)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            1.12                 1.23(g)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.09                $1.18
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.08)                 $--
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $20.85               $19.84
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           5.48(n)              6.32(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            1.88(a)              1.89(a)
Expenses after expense reductions (f)                                             1.78(a)              1.89(a)
Net investment loss                                                              (0.33)(a)            (0.59)(a)
Portfolio turnover                                                                  55                   99
Net assets at end of period (000 Omitted)                                       $1,572                 $776
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                            SIX MONTHS                 YEAR
                                                                                 ENDED                ENDED
CLASS R2                                                                       3/31/06           9/30/05(i)
                                                                           (UNAUDITED)
Net asset value, beginning of period                                            $19.86               $18.66
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                               $0.00(w)            $(0.02)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            1.13                 1.22(g)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.13                $1.20
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.09)                 $--
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $20.90               $19.86
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           5.71(n)              6.43(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            1.58(a)              1.61(a)
Expenses after expense reductions (f)                                             1.43(a)              1.61(a)
Net investment income (loss)                                                      0.03(a)             (0.19)(a)
Portfolio turnover                                                                  55                   99
Net assets at end of period (000 Omitted)                                         $398                  $53
-----------------------------------------------------------------------------------------------------------

                                                             SIX MONTHS                YEARS ENDED 9/30
                                                                  ENDED         -------------------------------
CLASS R33/31/06                                                    2005             2004(i)
                                                            (UNAUDITED)
Net asset value, beginning of period                             $20.91              $17.77              $16.61
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                $0.01              $(0.02)             $(0.01)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             1.19                3.22                1.35
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.20               $3.20               $1.34
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.02)             $(0.06)             $(0.18)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $22.09              $20.91              $17.77
---------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            5.72(n)            18.02                8.10(b)(n)(q)
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.43(a)             1.46                1.42(a)
Expenses after expense reductions (f)                              1.33(a)             1.46                1.42(a)
Net investment income (loss)                                       0.10(a)            (0.09)              (0.06)(a)
Portfolio turnover                                                   55                  99                 117
Net assets at end of period (000 Omitted)                        $1,567              $1,329                $155
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                            SIX MONTHS                 YEAR
                                                                                 ENDED                ENDED
CLASS R4                                                                       3/31/06           9/30/05(i)
                                                                           (UNAUDITED)
Net asset value, beginning of period                                            $21.21               $19.87
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                      $0.04                $0.03
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            1.20                 1.31(g)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.24                $1.34
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.06)                 $--
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $22.39               $21.21
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           5.86(n)              6.74(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            1.08(a)              1.11(a)
Expenses after expense reductions (f)                                             1.08(a)              1.11(a)
Net investment income                                                             0.34(a)              0.31(a)
Portfolio turnover                                                                  55                   99
Net assets at end of period (000 Omitted)                                       $1,434                  $53
-----------------------------------------------------------------------------------------------------------

                                                                            SIX MONTHS                 YEAR
                                                                                 ENDED                ENDED
CLASS R5                                                                       3/31/06           9/30/05(i)
                                                                           (UNAUDITED)
Net asset value, beginning of period                                            $21.24               $19.87
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                      $0.07                $0.06
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            1.20                 1.31(g)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.27                $1.37
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.09)                 $--
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $22.42               $21.24
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           6.00(n)              6.89(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            0.78(a)              0.81(a)
Expenses after expense reductions (f)                                             0.78(a)              0.81(a)
Net investment income                                                             0.65(a)              0.61(a)
Portfolio turnover                                                                  55                   99
Net assets at end of period (000 Omitted)                                          $57                  $53
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 9/30
                                                     ENDED       ------------------------------------------------------------
CLASS 529A                                         3/31/06             2005            2004              2003         2002(i)
                                               (UNAUDITED)
Net asset value, beginning of period                $21.02           $17.80          $15.85            $13.32          $14.50
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.02            $0.02           $0.03             $0.08           $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    1.19             3.22            2.07              2.45           (1.19)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.21            $3.24           $2.10             $2.53          $(1.18)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $--           $(0.02)         $(0.15)              $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $22.23           $21.02          $17.80            $15.85          $13.32
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            5.76(n)         18.24           13.31(b)(q)       18.99(j)        (8.14)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.28(a)          1.31            1.27              1.31            1.33(a)
Expenses after expense reductions (f)                 1.28(a)          1.31            1.27              1.31            1.33(a)
Net investment income                                 0.16(a)          0.08            0.15              0.53            0.68(a)
Portfolio turnover                                      55               99             117               114              99
Net assets at end of period (000 Omitted)             $360             $279            $219              $107              $5
-----------------------------------------------------------------------------------------------------------------------------

                                                SIX MONTHS                             YEARS ENDED 9/30
                                                     ENDED       ------------------------------------------------------------
CLASS 529B                                         3/31/06             2005            2004              2003         2002(i)
                                               (UNAUDITED)
Net asset value, beginning of period                $19.64           $16.73          $14.91            $12.61          $13.74
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $(0.05)          $(0.11)         $(0.08)           $(0.02)          $0.00(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    1.12             3.02            1.95              2.32           (1.13)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.07            $2.91           $1.87             $2.30          $(1.13)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $--              $--          $(0.05)              $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $20.71           $19.64          $16.73            $14.91          $12.61
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            5.45(n)         17.39           12.53(b)(q)       18.24(j)        (8.22)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.93(a)          1.96            1.92              1.95            1.98(a)
Expenses after expense reductions (f)                 1.93(a)          1.96            1.92              1.95            1.98(a)
Net investment income (loss)                         (0.48)(a)        (0.58)          (0.50)            (0.16)           0.03(a)
Portfolio turnover                                      55               99             117               114              99
Net assets at end of period (000 Omitted)             $110              $94             $93              $111             $79
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                            YEARS ENDED 9/30
                                                     ENDED       ------------------------------------------------------------
CLASS 529C                                         3/31/06             2005            2004              2003         2002(i)
                                               (UNAUDITED)
Net asset value, beginning of period                $19.63           $16.72          $14.92            $12.62          $13.75
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $(0.05)          $(0.11)         $(0.08)           $(0.02)          $0.00(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    1.11             3.02            1.96              2.32           (1.13)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.06            $2.91           $1.88             $2.30          $(1.13)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $--              $--          $(0.08)              $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $20.69           $19.63          $16.72            $14.92          $12.62
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            5.40(n)         17.40           12.60(b)(q)       18.23(j)        (8.22)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.93(a)          1.96            1.92              1.96            1.98(a)
Expenses after expense reductions (f)                 1.93(a)          1.96            1.92              1.96            1.98(a)
Net investment income (loss)                         (0.50)(a)        (0.58)          (0.48)            (0.11)           0.11(a)
Portfolio turnover                                      55               99             117               114              99
Net assets at end of period (000 Omitted)             $239             $190            $152               $90              $8
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than
$0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A,
    Class B, Class C, Class I, Class R, Class R3, Class 529A, Class 529B, and Class 529C total returns for the year ended
    September 30, 2004 would have been lower by 0.11%.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October
    31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class B,
    Class C, Class I, Class R, Class 529A, Class 529B, and Class 529C total returns for the year ended September 30, 2003 would have been lower by approximately 0.53%, 0.55%, 0.56%, 0.52%, 0.49%, 0.52%, 0.56%, and 0.56%, respectively.
(n) Not annualized.
(q) The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the days the proceeds were received.
    Excluding the effect of these payments from the ending net asset value per share, the Class A, Class B, Class C, Class I,
    Class R, Class R3, Class 529A, Class 529B, and Class 529C total returns for the year ended September 30, 2003 would have been lower by approximately 0.10%, 0.14%, 0.12%, 0.09%, 0.16%, 0.09%, 0.13%, 0.10%, and 0.10%, respectively.
(r) Certain expenses have been reduced without which performance would have been lower.

(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended March 31, 2006, the fund's custodian fees were reduced by $102,463 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended March 31, 2006, the fund's custodian expenses were reduced by $44,283 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to foreign currency transactions and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                       SEPTEMBER 30, 2005    SEPTEMBER 30, 2004

Ordinary income (including any
short-term capital gains)                      $4,992,284           $13,644,893

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MARCH 31, 2006
          Cost of investments                           $2,775,235,201
          ------------------------------------------------------------
          Gross appreciation                              $308,677,535
          Gross depreciation                               (98,246,086)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $210,431,449

          AS OF SEPTEMBER 30, 2005
          Undistributed ordinary income                     $5,227,542
          Capital loss carryforwards                      (812,551,089)
          Other temporary differences                         (352,093)
          Net unrealized appreciation (depreciation)       268,173,636

The aggregate cost above includes prior fiscal year end tax adjustments.

As of September 30, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

          September 30, 2010                    $(59,397,302)
          September 30, 2011                    (753,153,787)
          --------------------------------------------------
          Total                                $(812,551,089)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $44,497 and $117 for the six months ended March 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:


                                                       TOTAL         ANNUAL      DISTRIBUTION
                DISTRIBUTION       SERVICE      DISTRIBUTION      EFFECTIVE       AND SERVICE
                    FEE RATE      FEE RATE           PLAN(1)        RATE(2)               FEE

Class A                0.10%         0.25%             0.35%          0.35%        $2,763,862
Class B                0.75%         0.25%             1.00%          1.00%         2,456,845
Class C                0.75%         0.25%             1.00%          1.00%         1,011,278
Class R                0.25%         0.25%             0.50%          0.50%            16,564
Class R1               0.50%         0.25%             0.75%          0.75%             4,189
Class R2               0.25%         0.25%             0.50%          0.50%               820
Class R3               0.25%         0.25%             0.50%          0.50%             3,251
Class R4                 --          0.25%             0.25%          0.25%             1,326
Class 529A             0.25%         0.25%             0.50%          0.35%               558
Class 529B             0.75%         0.25%             1.00%          1.00%               519
Class 529C             0.75%         0.25%             1.00%          1.00%             1,032
---------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                $6,260,244

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2006 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of
    0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2006, were as follows:

                                                       AMOUNT

              Class A                                 $18,108
              Class B                                 238,636
              Class C                                   4,047
              Class 529B                                   56
              Class 529C                                   --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2006, were as follows:

                                                       AMOUNT

              Class 529A                                 $398
              Class 529B                                  130
              Class 529C                                  258
              -----------------------------------------------
              Total Program Manager Fees                 $786

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2006, the fee was $1,410,474, which equated to 0.0959% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended March 31, 2006, these costs amounted to $455,434.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the six months ended March 31, 2006 was equivalent to an annual effective rate of 0.0085% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                               ANNUAL
                                                            EFFECTIVE     TOTAL
                                                FEE RATE      RATE(1)    AMOUNT

Class R1                                           0.45%        0.35%    $2,510
Class R2                                           0.40%        0.25%       725
Class R3                                           0.25%        0.15%     1,789
Class R4                                           0.15%        0.15%       795
Class R5                                           0.10%        0.10%        27
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
Services Fees                                                            $5,846

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended March 31, 2006, this waiver amounted to $1,539 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $8,547. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $7,354. Both amounts are included in Independent trustees' compensation for the six months ended March 31, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $77,206 and $162,413, respectively, at March 31, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $74,122 of Deferred Trustees' Compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2006, the fee paid to Tarantino LLC was $12,202. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $10,081, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,597,253,387 and $1,750,405,180, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:


                                     SIX MONTHS ENDED 3/31/06          YEAR ENDED 9/30/05(i)
                                      SHARES         AMOUNT           SHARES         AMOUNT
Shares sold
  Class A                            6,285,875    $136,684,663      17,478,484    $348,225,262
  Class B                              699,222      14,215,535       1,642,314      30,797,505
  Class C                              227,168       4,639,512         438,523       8,193,280
  Class I                            2,764,543      61,094,772       5,798,595     116,846,291
  Class R                               24,679         532,872         347,742       6,860,897
  Class R1                              50,617       1,022,374          41,352         811,315
  Class R2                              20,109         402,841           2,680          50,000
  Class R3                              25,856         557,308          59,580       1,188,680
  Class R4                             128,351       2,818,868           2,516          50,000
  Class R5                                  --              --           2,516          50,000
  Class 529A                             3,440          74,258           5,138          99,599
  Class 529B                             1,162          22,762             968          17,894
  Class 529C                             2,011          40,846           2,557          47,580
----------------------------------------------------------------------------------------------
                                    10,233,033    $222,106,611      25,822,965    $513,238,303

Shares issued to shareholders in
reinvestment of distributions
  Class A                               89,358      $1,936,377         113,705      $2,233,154
  Class I                              136,063       2,998,800         121,405       2,424,457
  Class R                                  328           7,032             687          13,389
  Class R1                                 200           4,032              --              --
  Class R2                                  99           2,002              --              --
  Class R3                                  45             955              68           1,318
  Class R4                                   7             154              --              --
  Class R5                                  11             232              --              --
  Class 529A                                --              --              18             354
----------------------------------------------------------------------------------------------
                                       226,111      $4,949,584         235,883      $4,672,672

Shares reacquired
  Class A                           (9,038,929)  $(196,952,440)    (22,030,296)  $(438,807,709)
  Class B                           (7,203,175)   (146,274,545)    (23,786,034)   (443,792,403)
  Class C                           (1,337,527)    (27,242,964)     (3,347,440)    (62,654,817)
  Class I                             (367,878)     (8,152,228)       (355,284)     (7,357,412)
  Class R                              (58,084)     (1,234,393)       (137,216)     (2,747,403)
  Class R1                             (14,501)       (289,688)         (2,245)        (43,978)
  Class R2                              (3,853)        (79,790)             --              --
  Class R3                             (18,526)       (394,759)         (4,849)        (98,316)
  Class R4                             (66,845)     (1,489,826)             --              --
  Class 529A                              (525)        (11,377)         (4,139)        (83,257)
  Class 529B                              (647)        (13,032)         (1,735)        (32,685)
  Class 529C                               (99)         (1,973)         (1,973)        (37,009)
----------------------------------------------------------------------------------------------
                                   (18,110,589)  $(382,137,015)    (49,671,211)  $(955,654,989)

Net change
  Class A                           (2,663,696)   $(58,331,400)     (4,438,107)   $(88,349,293)
  Class B                           (6,503,953)   (132,059,010)    (22,143,720)   (412,994,898)
  Class C                           (1,110,359)    (22,603,452)     (2,908,917)    (54,461,537)
  Class I                            2,532,728      55,941,344       5,564,716     111,913,336
  Class R                              (33,077)       (694,489)        211,213       4,126,883
  Class R1                              36,316         736,718          39,107         767,337
  Class R2                              16,355         325,053           2,680          50,000
  Class R3                               7,375         163,504          54,799       1,091,682
  Class R4                              61,513       1,329,196           2,516          50,000
  Class R5                                  11             232           2,516          50,000
  Class 529A                             2,915          62,881           1,017          16,696
  Class 529B                               515           9,730            (767)        (14,791)
  Class 529C                             1,912          38,873             584          10,571
----------------------------------------------------------------------------------------------
                                    (7,651,445)  $(155,080,820)    (23,612,363)  $(437,744,014)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5)
    through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Aggressive Growth Allocation Fund, were the owners of record of approximately 10%, 7%, 3%, and 3%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2006 was $5,577, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended March 31, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE
  Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MFR-SEM-5/06 173M

MFS(R) INTERNATIONAL NEW DISCOVERY FUND                                3/31/06

SEMIANNUAL REPORT

------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             17
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    35
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    46
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            46
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   46
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor?
In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              Stocks                                     98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              Continental AG                              1.3%
              ------------------------------------------------
              Anglo Irish Bank Corp. PLC                  1.1%
              ------------------------------------------------
              Tokyo Electron Ltd.                         1.1%
              ------------------------------------------------
              Mitsui Mining & Smelting Co. Ltd.           1.1%
              ------------------------------------------------
              Hon Hai Precision Industry  Co. Ltd.        1.0%
              ------------------------------------------------
              Tokyo Seimitsu Co. Ltd.                     1.0%
              ------------------------------------------------
              CRH PLC                                     1.0%
              ------------------------------------------------
              Wienerberger AG                             1.0%
              ------------------------------------------------
              Nexity International                        1.0%
              ------------------------------------------------
              KCI Konecranes PLC                          1.0%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         19.7%
              ------------------------------------------------
              Technology                                 10.6%
              ------------------------------------------------
              Industrial Goods & Services                 9.8%
              ------------------------------------------------
              Autos & Housing                             9.3%
              ------------------------------------------------
              Basic Materials                             8.1%
              ------------------------------------------------
              Leisure                                     8.0%
              ------------------------------------------------
              Energy                                      6.9%
              ------------------------------------------------
              Retailing                                   5.9%
              ------------------------------------------------
              Utilities & Communications                  5.8%
              ------------------------------------------------
              Consumer Staples                            4.6%
              ------------------------------------------------
              Health Care                                 4.1%
              ------------------------------------------------
              Special Products & Services                 3.7%
              ------------------------------------------------
              Transportation                              2.3%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Japan                                      23.3%
              ------------------------------------------------
              Great Britain                              12.5%
              ------------------------------------------------
              Germany                                     6.6%
              ------------------------------------------------
              Canada                                      5.9%
              ------------------------------------------------
              France                                      5.6%
              ------------------------------------------------
              United States                               4.7%
              ------------------------------------------------
              Italy                                       3.7%
              ------------------------------------------------
              Ireland                                     3.1%
              ------------------------------------------------
              Switzerland                                 3.1%
              ------------------------------------------------
              Other countries                            31.5%
              ------------------------------------------------

Percentages are based on net assets as of 3/31/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
OCTOBER 1, 2005 THROUGH MARCH 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    10/01/05-
Class                       Ratio      10/01/05        3/31/06         3/31/06
--------------------------------------------------------------------------------
        Actual              1.58%     $1,000.00       $1,175.80         $8.57
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.58%     $1,000.00       $1,017.05         $7.95
--------------------------------------------------------------------------------
        Actual              2.23%     $1,000.00       $1,171.90        $12.08
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.23%     $1,000.00       $1,013.81        $11.20
--------------------------------------------------------------------------------
        Actual              2.23%     $1,000.00       $1,172.30        $12.08
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.23%     $1,000.00       $1,013.81        $11.20
--------------------------------------------------------------------------------
        Actual              1.23%     $1,000.00       $1,177.40         $6.68
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.23%     $1,000.00       $1,018.80         $6.19
--------------------------------------------------------------------------------
        Actual              1.73%     $1,000.00       $1,174.60         $9.38
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.73%     $1,000.00       $1,016.31         $8.70
--------------------------------------------------------------------------------
        Actual              2.35%     $1,000.00       $1,171.40        $12.72
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.35%     $1,000.00       $1,013.21        $11.80
--------------------------------------------------------------------------------
        Actual              1.99%     $1,000.00       $1,173.30        $10.78
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.99%     $1,000.00       $1,015.01        $10.00
--------------------------------------------------------------------------------
        Actual              1.89%     $1,000.00       $1,174.10        $10.24
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.89%     $1,000.00       $1,015.51         $9.50
--------------------------------------------------------------------------------
        Actual              1.62%     $1,000.00       $1,175.90         $8.79
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.62%     $1,000.00       $1,016.85         $8.15
--------------------------------------------------------------------------------
        Actual              1.33%     $1,000.00       $1,177.10         $7.22
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.33%     $1,000.00       $1,018.30         $6.69
--------------------------------------------------------------------------------
        Actual              1.83%     $1,000.00       $1,174.40         $9.92
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.83%     $1,000.00       $1,015.81         $9.20
--------------------------------------------------------------------------------
        Actual              2.49%     $1,000.00       $1,170.20        $13.47
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    2.49%     $1,000.00       $1,012.52        $12.49
--------------------------------------------------------------------------------
        Actual              2.48%     $1,000.00       $1,170.40        $13.42
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    2.48%     $1,000.00       $1,012.57        $12.44
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/06


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
Aerospace - 0.5%
--------------------------------------------------------------------------------------------------
Cobham PLC                                                          3,193,000       $   10,424,239
Finmeccanica S.p.A                                                    418,281            9,506,271
                                                                                    --------------
                                                                                    $   19,930,510
--------------------------------------------------------------------------------------------------
Airlines - 1.4%
--------------------------------------------------------------------------------------------------
Arriva PLC                                                            700,000       $    7,481,931
British Airways PLC (n)                                             1,554,100            9,533,420
Deutsche Lufthansa AG (l)                                             800,000           14,324,543
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR (n)                 61,220            1,955,979
Grupo Aeroportuario del Sureste S.A. de C.V., ADR (l)                 138,900            4,636,482
Singapore Airlines Ltd.                                             1,349,000           11,683,266
Societa Iniziative Autostradali e Servizi S.p.A. (l)                  606,700            7,568,323
                                                                                    --------------
                                                                                    $   57,183,944
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.9%
--------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V., "C"                                      5,940,000       $   21,816,179
Pernod Ricard S.A. (l)                                                 75,000           14,374,853
                                                                                    --------------
                                                                                    $   36,191,032
--------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
--------------------------------------------------------------------------------------------------
Burberry Group PLC                                                    349,200       $    2,810,681
Gant Co. AB (n)                                                         1,000               25,110
Hugo Boss AG                                                           37,400            1,595,063
Meriella Burani Fashion Group S.p.A                                    72,494            1,713,748
Sanyo Shokai Ltd. (l)                                               1,008,000            8,795,752
Valentino Fashion Group S.p.A. (n)                                     72,594            2,256,467
                                                                                    --------------
                                                                                    $   17,196,821
--------------------------------------------------------------------------------------------------
Automotive - 3.2%
--------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                         141,800       $    8,050,195
Compagnie Generale des Etablissements Michelin (l)                    520,600           32,723,760
Continental AG (l)                                                    510,690           56,246,119
DENSO Corp. (l)                                                       408,900           16,155,189
Kongsberg Automotive A.S.A                                            997,470            9,282,259
Leoni AG                                                              303,900           10,853,598
                                                                                    --------------
                                                                                    $  133,311,120
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.1%
--------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                          856,200       $   25,898,059
Aiful Corp.                                                           316,150           20,925,345
Allied Irish Banks PLC                                                579,200           13,825,618
Anglo Irish Bank Corp. PLC                                          2,790,734           46,011,631
Azimut Holdings S.p.A. (l)                                          1,215,100           15,202,044
Banco Nossa Caixa S.A                                                 326,530            7,227,720
Bancolombia S.A., ADR                                                 196,000            6,840,400
Bangkok Bank Public Co. Ltd.                                          930,600            2,776,839
Bank Austria Creditanstalt                                             17,700            2,274,518
Bank of Cyprus Public Co. Ltd.                                      1,500,000           12,583,679
Bank of Queensland Ltd. (l)                                         1,058,908           12,259,113
Chiba Bank Ltd.                                                     3,238,000           28,804,843
Close Brothers Group PLC                                              320,700            5,939,466
Credito Emiliano S.p.A                                              1,221,800           16,781,868
DBS Group Holdings Ltd.                                               674,000            6,796,288
DEPFA Bank PLC (l)                                                  1,063,000           18,943,529
Erste Bank der Oesterreichischen Sparkassen AG                        238,400           14,063,345
Hana Financial Group, Inc.                                            547,321           25,910,020
Housing Development Finance Corp. Ltd.                              1,025,000           30,868,624
Irish Life & Permanent PLC                                            539,600           12,952,315
JACCS Co. Ltd.                                                      1,112,000           11,025,991
Jalux, Inc. (l)                                                        70,800            1,287,327
Northern Rock PLC                                                     132,300            2,720,189
Old Mutual PLC                                                      1,776,600            6,208,878
OMC Card, Inc. (l)                                                    931,900           18,369,582
OTP Bank Ltd., GDR                                                    319,600           22,212,200
Powszechna Kasa Oszczednosci Bank Polski S.A                        1,404,220           15,059,009
PT Bank Central Asia Tbk                                           16,586,000            7,620,397
Raiffeisen International Bank Holding AG (n)                          211,390           18,041,281
Sbi Holdings, Inc. (l)                                                 15,510            8,776,635
Sixt AG (n)                                                            25,700            1,110,716
Svenska Handelsbanken AB, "A"                                         513,900           14,290,402
Turkiye Vakiflar Bankasi T.A.O                                        532,570            2,911,409
Unibanco - Uniao de Bancos Brasileiros S.A., ADR (l)                  128,000            9,460,480
                                                                                    --------------
                                                                                    $  465,979,760
--------------------------------------------------------------------------------------------------
Biotechnology - 0.5%
--------------------------------------------------------------------------------------------------
CSL Ltd. (l)                                                          353,152       $   13,847,688
Speedel Holding AG (n)                                                 60,000            8,286,975
                                                                                    --------------
                                                                                    $   22,134,663
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.3%
--------------------------------------------------------------------------------------------------
Antena 3 de Television S.A                                            625,000       $   16,131,173
Astro All Asia Networks PLC                                         1,866,000            2,411,599
Central European Media Enterprises Ltd., "A" (n)                      150,000           10,291,500
Gestevision Telecinco S.A                                             434,900           10,866,200
Grupo Televisa S.A., ADR                                            1,635,600           32,548,440
PagesJaunes Groupe S.A                                              1,130,700           31,773,942
Shaw Communications, Inc.                                             250,000            5,977,500
Societe Television Francaise 1 (l)                                    261,826            7,935,295
WPP Group PLC                                                       1,627,100           19,510,372
                                                                                    --------------
                                                                                    $  137,446,021
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
--------------------------------------------------------------------------------------------------
Aberdeen Asset Management                                           1,548,300       $    5,108,534
Jafco Co. Ltd. (l)(n)                                                 116,800            8,812,473
Julius Baer Holding Ltd.                                              231,800           20,970,052
Nikko Cordial Corp. (l)                                               748,000           12,393,050
Partners Group Holdings (n)                                            48,120            3,064,615
Rathbone Brothers PLC                                                 249,818            5,097,406
Schroders PLC                                                         905,000           18,686,073
Van Lanschot N.V                                                      115,622           11,143,404
                                                                                    --------------
                                                                                    $   85,275,607
--------------------------------------------------------------------------------------------------
Business Services - 1.3%
--------------------------------------------------------------------------------------------------
Amadeus Fire AG                                                       189,958       $    3,085,835
Amdocs Ltd. (n)                                                       236,800            8,539,008
Art Corp. (l)                                                          62,400            2,099,528
JFE Shoji Holdings, Inc.                                            1,792,000            9,455,219
John Menzies PLC                                                       22,500              207,865
Kuroda Electric USA, Inc.                                             545,500            8,027,580
Li & Fung Ltd.                                                      3,360,000            7,577,906
Prestige International, Inc.                                              490            1,290,624
Sumikin Bussan Corp.                                                1,052,000            4,817,775
TAKKT AG                                                              264,000            4,173,417
Trusco Nakayama Corp. (l)                                             250,100            5,769,332
                                                                                    --------------
                                                                                    $   55,044,089
--------------------------------------------------------------------------------------------------
Chemicals - 1.5%
--------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                               1,161,070       $   14,816,577
Hoganas AB                                                            165,700            4,022,465
Nippon Shokubai Co. Ltd. (l)                                        2,094,000           24,890,658
Syngenta AG                                                            52,000            7,309,726
Victrex PLC                                                           947,800           12,163,225
                                                                                    --------------
                                                                                    $   63,202,651
--------------------------------------------------------------------------------------------------
Computer Software - 0.7%
--------------------------------------------------------------------------------------------------
Business Objects S.A. (l)(n)                                          274,100       $   10,008,622
Check Point Software Technologies Ltd. (t)(n)                       1,017,200           20,364,344
                                                                                    --------------
                                                                                    $   30,372,966
--------------------------------------------------------------------------------------------------
Computer Software  - Systems - 0.9%
--------------------------------------------------------------------------------------------------
Capgemini S.A. (l)                                                    240,200       $   13,092,108
Detica Group PLC                                                       34,900              760,601
Fujitsu Ltd. (l)                                                      800,000            6,749,650
Indra Sistemas S.A. (n)                                                99,200            2,017,966
Kaga Electronics Co.                                                  129,700            3,306,003
Net One Systems Co. (l)                                                 3,623            7,449,475
Nextcom K.K. (l)                                                        5,185            3,453,877
                                                                                    --------------
                                                                                    $   36,829,680
--------------------------------------------------------------------------------------------------
Conglomerates - 0.8%
--------------------------------------------------------------------------------------------------
DCC PLC                                                               151,000       $    3,514,702
ThyssenKrupp AG                                                     1,000,000           28,889,121
                                                                                    --------------
                                                                                    $   32,403,823
--------------------------------------------------------------------------------------------------
Construction - 6.0%
--------------------------------------------------------------------------------------------------
Adelaide Brighton Ltd.                                              2,366,123       $    4,443,927
Consorcio ARA S.A. de C.V                                           1,477,900            6,581,411
CRH PLC                                                             1,215,800           42,448,750
Geberit AG                                                             21,000           20,061,385
Italcementi S.p.A                                                   1,569,700           26,070,389
Kaufman & Broad S.A                                                    80,100            9,380,369
Lafarge North America, Inc.                                           285,100           23,948,400
Nexity International                                                  589,900           40,512,458
Schindler Holding AG                                                  179,000            9,545,751
Siam Cement Public Co. Ltd.                                         1,528,100           10,062,858
Urban Corp. (l)                                                       504,000            8,042,075
Urbi Desarrollos Urbanos S.A. de C.V. (n)                             798,200            6,083,059
Wienerberger AG (l)                                                   825,900           41,551,417
                                                                                    --------------
                                                                                    $  248,732,249
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.2%
--------------------------------------------------------------------------------------------------
Alain Afflelous S.A. (l)                                               59,853       $    2,430,754
Avon Products, Inc.                                                   502,400           15,659,808
Beiersdorf AG (l)                                                      62,400            9,002,058
Best Bridal, Inc.                                                          63              448,031
Estee Lauder Cos., Inc., "A"                                          224,800            8,360,312
Hengan International Group Co. Ltd.                                 6,000,000            9,511,045
Kimberly-Clark de Mexico S.A. de C.V., "A"                          1,275,600            4,358,193
Natura Cosmeticos S.A                                                 560,000            6,666,174
NETeller PLC (n)                                                      332,900            4,234,567
Reckitt Benckiser PLC                                                 650,908           22,900,590
Take & Give Needs Co., Ltd.                                             4,898            7,698,968
                                                                                    --------------
                                                                                    $   91,270,500
--------------------------------------------------------------------------------------------------
Containers - 0.2%
--------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (n)                                     634,000       $    8,603,380
--------------------------------------------------------------------------------------------------
Electrical Equipment - 3.1%
--------------------------------------------------------------------------------------------------
Advantest Corp. (l)                                                   243,600       $   29,038,685
Bodycote International PLC                                          5,679,150           27,219,493
Mitsubishi Electric Corp.                                           2,400,000           20,371,299
Nitto Denko Corp. (l)                                                 318,400           27,025,923
Pfeiffer Vacuum Technology AG (n)                                     110,850            7,417,970
Saft Groupe S.A. (n)                                                  500,900           14,652,733
Tomra Systems A.S.A. (l)                                              247,300            1,980,649
                                                                                    --------------
                                                                                    $  127,706,752
--------------------------------------------------------------------------------------------------
Electronics - 6.1%
--------------------------------------------------------------------------------------------------
Advanced Semiconductor Manufacturing Corp. (n)                     12,100,000       $    2,520,238
ASM International N.V. (l)(n)                                         272,897            5,479,772
ASM Pacific Technology Ltd.                                         1,500,000            8,950,434
ASML Holding N.V. (l)(n)                                              989,292           20,151,878
AU Optronics Corp.                                                  3,500,000            5,262,509
Axalto Holding N.V. (n)                                               400,000           13,044,353
Elpida Memory, Inc. (l)(n)                                            798,800           28,641,285
Himax Technologies, Inc., ADR (n)                                     500,000            4,375,000
Iriso Electronics Co. Ltd.                                             44,500            1,792,175
Konica Minolta Holdings, Inc. (l)(n)                                1,451,000           18,517,371
Melexis Nv                                                            159,300            2,558,833
Nihon Ceratec Co. Ltd. (l)                                                885            4,278,559
Nippon Electric Glass Co. Ltd. (l)                                    573,000           14,264,752
Ricoh Co. Ltd.                                                        250,000            4,885,509
Seoul Semiconductor Co. Ltd.                                           95,413            3,387,618
Stanley Electric Co. Ltd. (l)                                         752,800           16,054,446
Tokyo Electron Ltd.                                                   650,700           44,893,020
Tokyo Seimitsu Co. Ltd. (l)                                           722,000           43,125,536
USHIO America, Inc. (l)                                               333,000            7,936,318
Vacon Oyj                                                             223,300            6,239,789
                                                                                    --------------
                                                                                    $  256,359,395
                                                                                    --------------
Energy - Independent - 1.9%
--------------------------------------------------------------------------------------------------
Cairn Energy PLC (n)                                                  375,400       $   13,852,904
Canadian Natural Resources Ltd.                                       269,156           14,951,191
Centennial Coal Co. Ltd. (l)                                        3,080,688            8,458,138
EnCana Corp.                                                          417,336           19,467,464
Talisman Energy, Inc.                                                 433,880           23,031,829
                                                                                    --------------
                                                                                    $   79,761,526
--------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
--------------------------------------------------------------------------------------------------
Cimarex Energy Co.                                                    418,600       $   18,108,636
--------------------------------------------------------------------------------------------------
Engineering - Construction - 0.7%
--------------------------------------------------------------------------------------------------
Aker Kvaerner A.S.A. (l)                                              200,000       $   17,696,280
AMEC PLC                                                            1,481,400           10,367,284
                                                                                    --------------
                                                                                    $   28,063,564
--------------------------------------------------------------------------------------------------
Entertainment - 0.0%
--------------------------------------------------------------------------------------------------
Tohokushinsha Film Corp.                                              151,200       $    1,971,978
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.6%
--------------------------------------------------------------------------------------------------
Kirindo Co. Ltd.                                                      102,200       $    1,404,116
Lawson, Inc.                                                          183,000            6,888,058
William Morrison Supermarkets PLC                                   4,778,521           15,766,479
                                                                                    --------------
                                                                                    $   24,058,653
--------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.9%
--------------------------------------------------------------------------------------------------
Ajinomoto Co., Inc. (l)                                             1,030,000       $   11,000,552
Chiquita Brands International, Inc.                                   510,800            8,566,116
Grupo Bimbo S.A. de C.V., "A"                                       3,004,000            9,819,337
Kerry Group PLC                                                       130,800            3,187,235
Kibun Food Chemifa Co. Ltd.                                            99,700            2,147,411
Nong Shim Co. Ltd.                                                      8,400            2,351,343
                                                                                    --------------
                                                                                    $   37,071,994
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
--------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                          2,710,000       $   11,203,235
Aracruz Celulose S.A., ADR (l)                                        281,300           14,892,022
Bowater, Inc. (l)                                                     275,000            8,134,500
Bunzl PLC                                                           1,631,077           19,345,626
Votorantim Celulose e Papel S.A., ADR (l)                           1,344,700           21,757,246
                                                                                    --------------
                                                                                    $   75,332,629
--------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.1%
--------------------------------------------------------------------------------------------------
Ekornes A.S.A. (l)                                                    104,600       $    2,154,217
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.5%
--------------------------------------------------------------------------------------------------
Hyatt Regency S.A                                                     861,000       $   11,711,332
IG Group Holdings PLC                                               6,679,550           25,402,645
InterContinental Hotels Group PLC                                     400,000            6,539,852
Kuoni Reisen Holding AG                                                30,000           15,561,097
Ladbrokes PLC                                                         988,200            6,675,473
OPAP S.A                                                              425,400           16,265,576
William Hill Organization Ltd.                                      2,074,710           21,599,028
                                                                                    --------------
                                                                                    $  103,755,003
--------------------------------------------------------------------------------------------------
General Merchandise - 0.4%
--------------------------------------------------------------------------------------------------
Don Quijote Co. Ltd. (l)                                              210,000       $   15,862,186
--------------------------------------------------------------------------------------------------
Insurance - 3.3%
--------------------------------------------------------------------------------------------------
Admiral Group PLC                                                     614,056       $    6,696,614
AFLAC, Inc.                                                           710,300           32,055,839
Amlin PLC                                                           1,400,000            6,758,658
Catlin Group Ltd.                                                   3,088,100           25,311,680
CNP Assurances S.A. (l)                                                 6,800              685,871
Corporacion Mapfre S.A. (l)                                         1,210,900           24,676,654
Hiscox PLC                                                          2,461,100           10,161,022
Jardine Lloyd Thompson Group PLC                                    1,597,000           10,039,246
Northbridge Financial Corp.                                           337,500            8,463,859
QBE Insurance Group Ltd. (l)                                          943,661           14,801,019
                                                                                    --------------
                                                                                    $  139,650,462
--------------------------------------------------------------------------------------------------
Internet - 0.1%
--------------------------------------------------------------------------------------------------
Reply S.p.A                                                            15,491       $      374,844
Universo Online S.A., IPS (n)                                         640,200            4,437,616
                                                                                    --------------
                                                                                    $    4,812,460
--------------------------------------------------------------------------------------------------
Machinery & Tools - 5.5%
--------------------------------------------------------------------------------------------------
Atlas Copco AB, "A" (l)                                               955,800       $   26,885,558
ElringKlinger AG                                                      195,742            9,401,752
Finning International, Inc.                                           683,300           22,574,896
Interpump Group S.p.A                                               2,024,000           15,912,220
KCI Konecranes PLC (l)                                              2,337,932           40,246,721
Mitsui Mining & Smelting Co. Ltd. (l)                               6,379,000           44,660,317
Neopost S.A. (l)                                                      128,238           13,945,030
Nippon Thompson Co. Ltd.                                              429,000            5,081,150
Okamura Corp. (l)                                                     227,000            2,233,451
Rotork PLC                                                            136,600            1,648,630
Sandvik AB                                                            368,100           21,772,253
Wartsila Corp. (l)                                                    721,800           26,776,178
                                                                                    --------------
                                                                                    $  231,138,156
--------------------------------------------------------------------------------------------------
Medical Equipment - 1.8%
--------------------------------------------------------------------------------------------------
Biomet, Inc. (l)                                                      561,700       $   19,951,584
DENTSPLY International, Inc.                                          178,100           10,356,515
Hogy Medical Co. Ltd. (l)                                             140,600            7,502,171
Miraca Holdings, Inc.                                                 147,500            3,014,041
QIAGEN N.V. (l)(n)                                                    154,400            2,283,586
Smith & Nephew PLC                                                    698,000            6,193,896
Straumann Holding AG                                                   43,182            9,840,824
Synthes, Inc.                                                         122,000           13,386,534
Topcon Corp. (l)                                                      141,400            2,643,103
                                                                                    --------------
                                                                                    $   75,172,254
--------------------------------------------------------------------------------------------------
Metals & Mining - 1.4%
--------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR (l)                          505,000       $   15,867,100
Inmet Mining Corp.                                                    232,300            6,915,217
Kazakhmys PLC (n)                                                   1,137,700           21,297,770
Sumitomo Light Metal Industries Ltd. (l)                            1,565,000            4,029,016
Tokyo Steel Manufacturing Co. Ltd. (l)                                477,800            9,702,553
                                                                                    --------------
                                                                                    $   57,811,656
--------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.3%
--------------------------------------------------------------------------------------------------
Enagas S.A. (l)                                                       613,412       $   12,158,509
--------------------------------------------------------------------------------------------------
Network & Telecom - 1.8%
--------------------------------------------------------------------------------------------------
Digital Multimedia Technologies S.p.A. (n)                            175,000       $    8,963,447
Nortel Networks Corp. (n)                                           9,000,000           27,500,321
Sierra Wireless, Inc. (l)(h)(n)                                     1,483,202           17,323,799
Tamura Taiko Holdings, Inc.                                         1,790,000           10,630,953
TomTom N.V. (n)                                                       173,370            6,132,951
ZTE Corp.                                                             937,400            3,817,543
                                                                                    --------------
                                                                                    $   74,369,014
--------------------------------------------------------------------------------------------------
Oil Services - 4.6%
--------------------------------------------------------------------------------------------------
Addax Petroleum Corp. (a)(n)                                          180,060       $    4,315,214
CHC Helicopter Corp.                                                  737,500           18,684,470
Compagnie Generale de Geophysique S.A. (n)                             81,167           11,807,855
Ensign Energy Services, Inc.                                          553,000           21,251,936
Fugro N.V. (l)                                                        297,396           11,446,933
GlobalSantaFe Corp.                                                   335,300           20,369,475
PetroJack A.S.A. (n)                                                  300,000            1,098,390
Precision Drilling Trust                                              462,700           14,914,437
Pride International, Inc. (n)                                         225,000            7,015,500
Saipem S.p.A. (l)                                                     879,800           20,361,050
SBM Offshore N.V                                                      133,200           13,362,340
Stolt Offshores S.A. (l)(n)                                         1,161,000           18,242,881
Vallourec S.A. (l)                                                     22,400           21,642,958
Weatherford International Ltd. (n)                                    151,440            6,928,380
                                                                                    --------------
                                                                                    $  191,441,819
--------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.0%
--------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                 7,030,317       $   43,538,751
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.8%
--------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (l)                                    941,200       $   17,073,470
Novo Nordisk A/S, "B" (l)                                             345,600           21,500,881
Schering AG (l)                                                       286,000           29,744,932
Tanabe Seiyaku Co. Ltd. (l)                                           676,000            7,495,476
                                                                                    --------------
                                                                                    $   75,814,759
--------------------------------------------------------------------------------------------------
Printing & Publishing - 2.0%
--------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                             866,800       $    5,268,349
Dai Nippon Printing Co. Ltd. (l)                                      400,000            7,239,050
Johnston Press PLC                                                    249,100            2,103,396
Kadokawa Holdings, Inc. (l)                                           558,000           18,158,291
Reed Elsevier PLC                                                     725,700            6,956,388
Schibsted A.S.A. (l)                                                   67,800            1,866,942
T&F Informa PLC                                                     1,237,800           10,333,737
Yell Group PLC                                                      3,525,540           33,335,820
                                                                                    --------------
                                                                                    $   85,261,973
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
--------------------------------------------------------------------------------------------------
Awilco Offshore A.S.A (l)(n)                                        1,931,000       $   15,907,430
PT Berlian Laju Tanker Tbk                                         15,155,000            2,368,229
                                                                                    --------------
                                                                                    $   18,275,659
--------------------------------------------------------------------------------------------------
Real Estate - 3.3%
--------------------------------------------------------------------------------------------------
Arnest One Corp.                                                      270,700       $    8,556,047
Es-Con Japan Ltd. (l)                                                   1,233            2,901,916
Hongkong Land Holdings Ltd.                                         3,527,000           13,120,440
Hypo Real Estate Holding AG (l)                                       296,600           20,340,780
Japan General Estate Co. Ltd. (l)                                      84,700            1,748,766
K.K. DaVinci Advisors (l)(n)                                           23,540           32,001,359
Kenedix, Inc. (l)                                                       1,435            7,595,947
Keppel Land Ltd.                                                    2,052,000            6,270,882
Land Co. Ltd.                                                           1,618            3,986,745
Leopalace21 Corp. (l)                                                 160,600            6,031,284
Melco International Development Ltd.                                1,934,000            3,987,937
Patrizia Immobilien AG (n)                                            140,000            3,963,010
Sun Frontier Fudousan Co. Ltd.                                          2,607            7,221,054
Suncity Co. Ltd.                                                       15,400           15,178,215
Yasuragi Co. Ltd.                                                      62,400            2,120,736
Yuraku Real Estate Co. Ltd.                                           209,000            1,436,603
                                                                                    --------------
                                                                                    $  136,461,721
--------------------------------------------------------------------------------------------------
Restaurants - 0.2%
--------------------------------------------------------------------------------------------------
Caffe Nero Group PLC (n)                                              291,000       $    1,221,651
Rex Holdings Co. Ltd.                                                     818            2,974,672
Tenpo Ryutsuu Net, Inc. (n)                                                86              227,979
Tim Hortons, Inc. (n)                                                 220,890            5,864,630
                                                                                    --------------
                                                                                    $   10,288,932
--------------------------------------------------------------------------------------------------
Special Products & Services - 1.4%
--------------------------------------------------------------------------------------------------
China Merchants Holdings International Co. Ltd.                     1,436,000       $    4,145,475
Filtrona PLC                                                        2,071,100           11,742,805
Fujikura Kasei Co. Ltd.                                               852,000            9,982,650
Hunter Douglas N.V                                                    191,333           12,711,029
Lintec Corp.                                                          159,000            4,005,565
NOK Corp. (l)                                                         537,800           14,485,118
Whatman PLC                                                           173,000              896,764
                                                                                    --------------
                                                                                    $   57,969,406
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 3.2%
--------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                            1,556,000       $   23,255,058
IAWS Group PLC                                                        423,000            7,338,212
JSR Corp. (l)                                                         390,000           11,597,774
Kaneka Corp. (l)                                                    2,809,000           33,676,019
Linde AG (l)                                                          152,030           13,205,528
Lonza Group AG                                                        285,435           19,569,244
Rhodia S.A. (l)(n)                                                  3,397,200            8,772,250
Taiyo Nippon Sanso Corp. (l)                                        2,101,000           15,530,566
Tokuyama Corp. (l)                                                    127,000            2,153,804
                                                                                    --------------
                                                                                    $  135,098,455
--------------------------------------------------------------------------------------------------
Specialty Stores - 4.5%
--------------------------------------------------------------------------------------------------
Bulgari S.p.A. (l)                                                  1,516,600       $   18,257,049
EDION Corp. (l)                                                       852,500           20,426,101
Grupo Elektra S.A. de C.V                                           1,151,100           11,730,841
Gulliver International Co. Ltd. (l)                                    45,090            5,474,626
Halfords Group                                                      1,189,000            6,978,887
JB Hi-Fi Ltd. (l)                                                   1,006,174            3,462,124
Joshin Denki Co., Ltd.                                                289,000            2,278,703
Kesa Electricals PLC                                                1,200,000            6,501,648
NEXT PLC                                                              798,120           22,868,609
Nishimatsuya Chain Co. Ltd.                                         1,149,400           24,414,801
Organizacion Soriana S.A. de C.V., "B" (n)                          1,607,700            6,812,538
Photo-Me International PLC                                          4,144,340            7,052,922
Praktiker Bau-und Heimwerkermaerkte Holding AG (n)                    814,800           23,805,557
Quin Land Co. Ltd.                                                      6,079            9,916,887
Rock Field Co. Ltd.                                                   113,500            2,372,318
RONA, Inc. (n)                                                        200,000            3,815,637
Submarino S.A                                                         318,700            8,239,956
Village Vanguard Co. Ltd. (n)                                             253            3,761,842
                                                                                    --------------
                                                                                    $  188,171,046
--------------------------------------------------------------------------------------------------
Telecommunications  - Wireless - 0.9%
--------------------------------------------------------------------------------------------------
AFK Sistema, GDR (a)                                                  669,765       $   16,342,266
MobilCom AG (l)(n)                                                    661,500           16,022,697
PT Indosat Tbk                                                      9,884,500            5,601,978
                                                                                    --------------
                                                                                    $   37,966,941
--------------------------------------------------------------------------------------------------
Telephone Services - 2.1%
--------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                       6,667,000       $   11,771,258
Elisa Oyj, "A" (l)                                                    837,300           16,626,670
FastWeb S.p.A. (l)                                                     50,400            2,572,919
Index Corp. (l)                                                         2,018            4,252,211
KT Freetel Co. Ltd.                                                   224,000            5,959,041
Royal KPN N.V                                                         452,100            5,097,154
Starhub Ltd.                                                        3,990,000            5,356,202
Telenor A.S.A                                                       1,559,100           16,768,225
TELUS Corp. (non-voting shares)                                       503,658           19,472,103
                                                                                    --------------
                                                                                    $   87,875,783
--------------------------------------------------------------------------------------------------
Tobacco - 0.8%
--------------------------------------------------------------------------------------------------
Swedish Match AB                                                    2,427,400       $   33,204,647
--------------------------------------------------------------------------------------------------
Trucking - 0.5%
--------------------------------------------------------------------------------------------------
TNT N.V. (l)                                                          605,600       $   20,975,213
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.5%
--------------------------------------------------------------------------------------------------
ACEA S.p.A                                                            638,000       $    7,951,042
AES Tiete S.A., IPS                                               238,587,000            6,615,166
Beijing Datang Power Generation Co. Ltd.                            4,260,000            2,690,156
British Energy Group PLC (n)                                        3,400,000           38,377,783
China Resources Power Holdings Co. Ltd.                             1,974,000            1,437,366
Endesa S.A                                                            231,100            7,463,533
Energias de Portugal S.A. (n)                                       2,000,000            7,855,707
Equatorial Energia S.A. (n)                                           527,400            3,533,872
Fortum Corp.                                                          848,600           21,418,746
Tractebel Energia S.A                                                 637,150            5,417,540
                                                                                    --------------
                                                                                    $  102,760,911
--------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $3,221,240,428)                             $4,131,533,876
--------------------------------------------------------------------------------------------------
Preferred Stocks  - 0.1%
--------------------------------------------------------------------------------------------------
Chemicals - 0.1%
--------------------------------------------------------------------------------------------------
Henkel KGaA (l) (Identified Cost, $2,343,213)                          27,000       $    3,157,667
--------------------------------------------------------------------------------------------------
Warrants - 0.0%
--------------------------------------------------------------------------------------------------
                                              STRIKE       FIRST
                                               PRICE    EXERCISE
--------------------------------------------------------------------------------------------------
Chemicals - 0.0%
--------------------------------------------------------------------------------------------------
Syngenta AG (n) (Identified Cost, $45,161)   $234.00        5/23/06        52,000          $65,436
--------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.4% (y)
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
Abbey National North America LLC, 4.84%, due 4/03/06             $  3,936,000       $    3,934,942
Citigroup Funding, Inc., 4.83%, due 4/03/06                        56,804,000           56,788,758
--------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST
  AND VALUE                                                                            $60,723,700
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 21.0%
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                   876,832,582       $  876,832,582
--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $4,161,185,084) (k)                           $5,072,313,261
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (21.3)%                                              (891,824,524)
--------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                               $4,180,488,737
--------------------------------------------------------------------------------------------------

Portfolio of Investments (unaudited) - continued

(a) SEC Rule 144A restriction.
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent
    5% or more of the outstanding voting securities of the issuer.
(k) As of March 31, 2006, the fund had two securities that were fair valued, aggregating
    $20,657,480 and 0.5% of net assets, in accordance with the policies adopted by the Board of
    Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt
IPS  International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 3/31/06

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value:
Unaffiliated issuers (Identified cost, $4,139,441,787)           $5,054,989,462
Affiliated issuers (identified cost, $21,743,297)                    17,323,799
Total investments, at value, including $827,969,734 of
securities on loan (identified cost, $4,161,185,084)              5,072,313,261
Cash                                                                      8,978
Foreign currency, at value (identified cost, $10,052,526)            10,179,361
Receivable for investments sold                                      54,317,706
Receivable for fund shares sold                                      15,497,564
Interest and dividends receivable                                    13,678,210
Other assets                                                                145
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $5,165,995,225
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $77,477,919
Payable for fund shares reacquired                                   29,727,114
Collateral for securities loaned, at value (c)                      876,832,582
Payable to affiliates
  Management fee                                                        107,134
  Shareholder servicing costs                                           373,679
  Distribution and service fees                                          47,349
  Administrative services fee                                             1,023
  Program manager fees                                                       24
  Retirement plan administration and services fees                          105
Payable for independent trustees' compensation                           11,134
Accrued expenses and other liabilities                                  928,425
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $985,506,488
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,180,488,737
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $3,042,607,136
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $167,327 deferred country tax)                              911,016,473
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       228,712,769
Accumulated distributions in excess of net investment income         (1,847,641)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,180,488,737
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   158,848,997
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $2,619,812,616
  Shares outstanding                                                 99,272,888
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $26.39
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $28.00
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $335,765,906
  Shares outstanding                                                 13,109,475
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $25.61
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $434,602,478
  Shares outstanding                                                 16,992,766
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $25.58
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $722,392,906
  Shares outstanding                                                 26,880,595
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $26.87
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $41,191,066
  Shares outstanding                                                  1,567,724
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $26.27
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $736,101
  Shares outstanding                                                     28,949
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $25.43
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $291,933
  Shares outstanding                                                     11,435
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $25.53
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $18,469,915
  Shares outstanding                                                    708,751
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $26.06
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,386,134
  Shares outstanding                                                    128,293
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $26.39
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $65,453
  Shares outstanding                                                      2,478
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $26.41
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,598,470
  Shares outstanding                                                     99,233
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $26.19
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $27.79
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $512,086
  Shares outstanding                                                     20,202
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $25.35
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $663,673
  Shares outstanding                                                     26,208
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $25.32
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B and Class 529C shares.

(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 3/31/06
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $31,887,410
  Interest                                                             3,097,218
  Foreign taxes withheld                                              (2,119,620)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $32,865,008
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $16,562,684
  Distribution and service fees                                        7,411,350
  Program manager fees                                                     3,852
  Shareholder servicing costs                                          3,148,392
  Administrative services fee                                            147,126
  Retirement plan administration and services fees                        16,050
  Independent trustees' compensation                                      24,487
  Custodian fee                                                        1,374,886
  Shareholder communications                                             176,396
  Auditing fees                                                           22,945
  Legal fees                                                              28,255
  Miscellaneous                                                          392,648
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $29,309,071
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (130,558)
  Reduction of expenses by investment adviser                            (17,100)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $29,161,413
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $3,703,595
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $256,660,623
  Foreign currency transactions                                       (1,251,326)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $255,409,297
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $341,419 decrease in deferred country
  tax)                                                              $339,065,373
  Translation of assets and liabilities in foreign currencies            641,942
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $339,707,315
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $595,116,612
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $598,820,207
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     3/31/06                    9/30/05
                                                                 (UNAUDITED)


CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $3,703,595                 $9,958,691
Net realized gain (loss) on investments and foreign
currency transactions                                            255,409,297                230,315,743
Net unrealized gain (loss) on investments and foreign
currency translation                                             339,707,315                368,653,524
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $598,820,207               $608,927,958
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(11,054,615)                        --
  Class C                                                            (57,037)                        --
  Class I                                                         (4,320,067)                        --
  Class R                                                           (141,529)                        --
  Class R1                                                            (3,933)                        --
  Class R2                                                              (999)                        --
  Class R3                                                           (54,810)                        --
  Class R4                                                              (301)                        --
  Class R5                                                              (407)                        --
  Class 529A                                                          (6,908)                        --

From net realized gain on investments
and foreign currency transactions
  Class A                                                      $(143,516,331)              $(66,449,629)
  Class B                                                        (20,010,309)               (11,585,919)
  Class C                                                        (24,869,952)               (12,312,696)
  Class I                                                        (36,970,915)               (15,840,024)
  Class R                                                         (2,213,532)                  (842,264)
  Class R1                                                           (46,002)                        --
  Class R2                                                           (13,645)                        --
  Class R3                                                          (665,657)                   (19,381)
  Class R4                                                            (3,829)                        --
  Class R5                                                            (3,799)                        --
  Class 529A                                                        (129,848)                   (50,645)
  Class 529B                                                         (25,360)                   (11,019)
  Class 529C                                                         (39,002)                   (16,776)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(244,148,787)             $(107,128,353)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $672,219,829               $995,139,885
-------------------------------------------------------------------------------------------------------
Redemption fees                                                      $21,632                    $43,913
-------------------------------------------------------------------------------------------------------
Total change in net assets                                    $1,026,912,881             $1,496,983,403
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $3,153,575,856             $1,656,592,453
At end of period (including accumulated distributions in
excess of net investment income of $1,847,641 and
undistributed net investment income of $10,089,370)           $4,180,488,737             $3,153,575,856
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                                 SIX MONTHS                                    YEARS ENDED 9/30
                                      ENDED      -----------------------------------------------------------------------------
CLASS A                             3/31/06              2005              2004             2003           2002           2001
                                (UNAUDITED)
Net asset value, beginning of
period                               $24.15            $19.62            $15.48           $11.82         $11.68         $15.24
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)           $0.03             $0.11             $0.07            $0.07          $0.02          $0.05
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 3.99              5.54              4.18             3.59           0.12          (3.45)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                            $4.02             $5.65             $4.25            $3.66          $0.14         $(3.40)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income         $(0.13)              $--            $(0.01)             $--            $--            $--
  From net realized gain on
  investments and foreign
  currency transactions               (1.65)            (1.12)            (0.10)              --          (0.00)(w)      (0.16)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                      $(1.78)           $(1.12)           $(0.11)             $--         $(0.00)(w)     $(0.16)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital (d)                   $0.00(w)          $0.00(w)          $0.00(w)           $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                               $26.39            $24.15            $19.62           $15.48         $11.82         $11.68
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)            17.58(n)          29.77             27.55            31.08           1.11         (22.52)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                         1.58(a)           1.61              1.63             1.81           1.89           2.86
Expenses after expense
reductions (f)                         1.58(a)           1.61              1.63             1.62           1.64           1.66
Net investment income                  0.28(a)           0.49              0.38             0.51           0.13           0.37
Portfolio turnover                       36                55                61               88            130            136
Net assets at end of period
(000 Omitted)                    $2,619,813        $1,984,799        $1,033,312         $371,042       $121,779        $20,858
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 9/30
                                           ENDED      ------------------------------------------------------------------------
CLASS B                                  3/31/06             2005             2004           2003          2002        2001(i)
                                     (UNAUDITED)
Net asset value, beginning
of period                                 $23.44           $19.19           $15.23         $11.70        $11.65         $15.24
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                 $(0.05)          $(0.04)          $(0.05)        $(0.02)       $(0.07)        $(0.02)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  3.87             5.41             4.11           3.55          0.12          (3.43)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $3.82            $5.37            $4.06          $3.53         $0.05         $(3.45)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                            $(1.65)          $(1.12)          $(0.10)           $--        $(0.00)(w)     $(0.14)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                $0.00(w)         $0.00(w)         $0.00(w)         $--           $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $25.61           $23.44           $19.19         $15.23        $11.70         $11.65
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 17.19(n)         28.94            26.73          30.17          0.43         (22.79)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      2.23(a)          2.26             2.28           2.46          2.54           3.51(a)
Expenses after expense
reductions (f)                              2.23(a)          2.26             2.28           2.27          2.29           2.31(a)
Net investment loss                        (0.38)(a)        (0.21)           (0.28)         (0.17)        (0.55)         (0.18)(a)
Portfolio turnover                            36               55               61             88           130            136
Net assets at end of period
(000 Omitted)                           $335,766         $277,244         $186,920        $84,767       $45,299         $7,735
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEARS ENDED 9/30
                                          ENDED       ------------------------------------------------------------------------
CLASS C                                 3/31/06              2005             2004           2003          2002        2001(i)
                                    (UNAUDITED)
Net asset value, beginning
of period                                $23.41            $19.17           $15.22         $11.69        $11.63         $15.24
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                $(0.04)           $(0.04)          $(0.05)        $(0.02)       $(0.07)        $(0.03)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                         3.86              5.40             4.10           3.55          0.13          (3.44)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $3.82             $5.36            $4.05          $3.53         $0.06         $(3.47)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.00)(w)           $--              $--            $--           $--            $--
  From net realized gain on
  investments and foreign currency
  transactions                            (1.65)            (1.12)           (0.10)            --         (0.00)(w)      (0.14)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(1.65)           $(1.12)          $(0.10)           $--        $(0.00)(w)     $(0.14)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                               $0.00(w)          $0.00(w)         $0.00(w)         $--           $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $25.58            $23.41           $19.17         $15.22        $11.69         $11.63
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                17.23(n)          28.92            26.69          30.20          0.52         (22.93)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)     2.23(a)           2.26             2.28           2.46          2.54           3.51(a)
Expenses after expense
reductions (f)                             2.23(a)           2.26             2.28           2.27          2.29           2.31(a)
Net investment loss                       (0.38)(a)         (0.17)           (0.26)         (0.17)        (0.55)         (0.24)(a)
Portfolio turnover                           36                55               61             88           130            136
Net assets at end of period
(000 Omitted)                          $434,602          $339,331         $189,941        $69,101       $28,694         $4,910
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 9/30
                                           ENDED      ------------------------------------------------------------------------
CLASS I                                  3/31/06             2005             2004           2003          2002           2001
                                     (UNAUDITED)
Net asset value, beginning of
period                                    $24.59           $19.89           $15.65         $11.91        $11.73         $15.25
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.08            $0.19            $0.14          $0.12         $0.06          $0.07
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  4.04             5.63             4.23           3.62          0.12          (3.43)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $4.12            $5.82            $4.37          $3.74         $0.18         $(3.36)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.19)             $--           $(0.03)           $--           $--            $--
  From net realized gain on
  investments and foreign currency
  transactions                             (1.65)           (1.12)           (0.10)            --         (0.00)(w)      (0.16)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(1.84)          $(1.12)          $(0.13)           $--        $(0.00)(w)     $(0.16)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                $0.00(w)         $0.00(w)         $0.00(w)         $--           $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $26.87           $24.59           $19.89         $15.65        $11.91         $11.73
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                    17.74(n)         30.24            28.05          31.40          1.53         (22.21)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      1.23(a)          1.26             1.29           1.46          1.54           2.51
Expenses after expense
reductions (f)                              1.23(a)          1.26             1.29           1.27          1.29           1.31
Net investment income                       0.63(a)          0.87             0.75           0.89          0.46           0.53
Portfolio turnover                            36               55               61             88           130            136
Net assets at end of period
(000 Omitted)                           $722,393         $515,202         $232,247        $69,214       $13,456         $2,391
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS                     YEARS ENDED 9/30
                                                                   ENDED       --------------------------------------------
CLASS R                                                          3/31/06              2005             2004         2003(i)
                                                             (UNAUDITED)
Net asset value, beginning of period                              $24.05            $19.57           $15.47          $12.22
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                        $0.02             $0.08            $0.06           $0.04
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                              3.96              5.52             4.16            3.21
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $3.98             $5.60            $4.22           $3.25
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.11)              $--           $(0.02)            $--
  From net realized gain on investments and foreign
  currency transactions                                            (1.65)            (1.12)           (0.10)             --
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(1.76)           $(1.12)          $(0.12)            $--
---------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                       $0.00(w)          $0.00(w)         $0.00(w)          $--
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $26.27            $24.05           $19.57          $15.47
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            17.46(n)          29.58            27.40           26.60(n)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.73(a)           1.76             1.79            1.96(a)
Expenses after expense reductions (f)                               1.73(a)           1.76             1.79            1.77(a)
Net investment income                                               0.13(a)           0.37             0.34            0.44(a)
Portfolio turnover                                                    36                55               61              88
Net assets at end of period (000 Omitted)                        $41,191           $29,525          $12,683          $1,596
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                               SIX MONTHS                 YEAR
                                                                                    ENDED                ENDED
CLASS R1                                                                          3/31/06           9/30/05(i)
                                                                              (UNAUDITED)
Net asset value, beginning of period                                               $23.43               $21.18
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                 $(0.06)              $(0.00)(w)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               3.85                 2.25(g)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $3.79                $2.25
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.14)                 $--
  From net realized gain on investments and foreign
  currency transactions                                                             (1.65)                  --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.79)                 $--
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                        $0.00(w)             $0.00(w)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $25.43               $23.43
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             17.14(n)             10.62(n)
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.45(a)              2.47(a)
Expenses after expense reductions (f)                                                2.35(a)              2.47(a)
Net investment income (loss)                                                        (0.48)(a)             0.01(a)
Portfolio turnover                                                                     36                   55
Net assets at end of period (000 Omitted)                                            $736                 $192
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                               SIX MONTHS                 YEAR
                                                                                    ENDED                ENDED
CLASS R2                                                                          3/31/06           9/30/05(i)
                                                                              (UNAUDITED)
Net asset value, beginning of period                                               $23.46               $21.18
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                 $(0.01)               $0.03
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               3.85                 2.25(g)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $3.84                $2.28
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.12)                 $--
  From net realized gain on investments and foreign
  currency transactions                                                             (1.65)                  --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.77)                 $--
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                        $0.00(w)             $0.00(w)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $25.53               $23.46
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             17.33(n)             10.76(n)
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.14(a)              2.17(a)
Expenses after expense reductions (f)                                                1.99(a)              2.17(a)
Net investment income (loss)                                                        (0.10)(a)             0.33(a)
Portfolio turnover                                                                     36                   55
Net assets at end of period (000 Omitted)                                            $292                 $170
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS                YEARS ENDED 9/30
                                                                          ENDED         -------------------------------
                                                                CLASS R33/31/06                2005             2004(i)
                                                                    (UNAUDITED)
Net asset value, beginning of period                                     $23.91              $19.51              $16.95
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                        $0.00(w)            $0.10              $(0.11)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     3.94                5.42                2.80
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $3.94               $5.52               $2.69
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.14)                $--              $(0.03)
  From net realized gain on investments and foreign
  currency transactions                                                   (1.65)              (1.12)              (0.10)
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(1.79)             $(1.12)             $(0.13)
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                              $0.00(w)            $0.00(w)            $0.00(w)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $26.06              $23.91              $19.51
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   17.41(n)            29.25               15.99(n)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.99(a)             2.01                2.05(a)
Expenses after expense reductions (f)                                      1.89(a)             2.01                2.05(a)
Net investment income (loss)                                               0.02(a)             0.44               (0.70)(a)
Portfolio turnover                                                           36                  55                  61
Net assets at end of period (000 Omitted)                               $18,470              $4,468                $259
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                               SIX MONTHS                 YEAR
                                                                                    ENDED                ENDED
CLASS R4                                                                          3/31/06           9/30/05(i)
                                                                              (UNAUDITED)
Net asset value, beginning of period                                               $24.15               $21.75
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.09                $0.12
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               3.93                 2.28(g)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $4.02                $2.40
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.13)                 $--
  From net realized gain on investments and foreign
  currency transactions                                                             (1.65)                  --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.78)                 $--
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                        $0.00(w)             $0.00(w)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $26.39               $24.15
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             17.59(n)             11.03(n)
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.62(a)              1.68(a)
Expenses after expense reductions (f)                                                1.62(a)              1.68(a)
Net investment income                                                                0.74(a)              1.11(a)
Portfolio turnover                                                                     36                   55
Net assets at end of period (000 Omitted)                                          $3,386                  $56
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                               SIX MONTHS                 YEAR
                                                                                    ENDED                ENDED
CLASS R5                                                                          3/31/06           9/30/05(i)
                                                                              (UNAUDITED)
Net asset value, beginning of period                                               $24.19               $21.75
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.06                $0.16
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               3.99                 2.28(g)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $4.05                $2.44
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.18)                 $--
  From net realized gain on investments and foreign
  currency transactions                                                             (1.65)                  --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.83)                 $--
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                        $0.00(w)             $0.00(w)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $26.41               $24.19
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             17.71(n)             11.22(n)
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.33(a)              1.37(a)
Expenses after expense reductions (f)                                                1.33(a)              1.37(a)
Net investment income                                                                0.52(a)              1.41(a)
Portfolio turnover                                                                     36                   55
Net assets at end of period (000 Omitted)                                             $65                  $56
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                             YEARS ENDED 9/30
                                                    ENDED       -------------------------------------------------------------
CLASS 529A                                        3/31/06             2005             2004             2003          2002(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $23.97           $19.52           $15.43           $11.81           $12.74
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.00(w)         $0.05            $0.03            $0.07            $0.00(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   3.96             5.52             4.16             3.55            (0.93)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $3.96            $5.57            $4.19            $3.62           $(0.93)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.09)             $--              $--              $--              $--
  From net realized gain on investments and
  foreign currency transactions                     (1.65)           (1.12)           (0.10)              --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(1.74)          $(1.12)          $(0.10)             $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)         $0.00(w)           $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $26.19           $23.97           $19.52           $15.43           $11.81
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          17.44(n)         29.50            27.23            30.76            (7.38)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.83(a)          1.86             1.88             2.06             2.14(a)
Expenses after expense reductions (f)                1.83(a)          1.86             1.88             1.87             1.89(a)
Net investment income                                0.02(a)          0.25             0.16             0.50             0.09(a)
Portfolio turnover                                     36               55               61               88              130
Net assets at end of period (000 Omitted)          $2,598           $1,731             $806             $297              $32
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                             YEARS ENDED 9/30
                                                    ENDED       -------------------------------------------------------------
CLASS 529B                                        3/31/06             2005             2004             2003          2002(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $23.25           $19.09           $15.19           $11.70           $12.63
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.07)          $(0.09)          $(0.09)          $(0.05)          $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   3.82             5.37             4.09             3.54            (0.91)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $3.75            $5.28            $4.00            $3.49           $(0.93)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(1.65)          $(1.12)          $(0.10)             $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)         $0.00(w)           $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $25.35           $23.25           $19.09           $15.19           $11.70
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          17.02(n)         28.61            26.41            29.83            (7.36)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.49(a)          2.50             2.53             2.71             2.79(a)
Expenses after expense reductions (f)                2.49(a)          2.50             2.53             2.52             2.54(a)
Net investment loss                                 (0.59)(a)        (0.44)           (0.52)           (0.39)           (0.98)(a)
Portfolio turnover                                     36               55               61               88              130
Net assets at end of period (000 Omitted)            $512             $297             $172              $70               $6
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                             YEARS ENDED 9/30
                                                    ENDED       -------------------------------------------------------------
CLASS 529C                                        3/31/06             2005             2004             2003          2002(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $23.22           $19.07           $15.17           $11.69           $12.62
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.07)          $(0.08)          $(0.09)          $(0.01)          $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   3.82             5.35             4.09             3.49            (0.91)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $3.75            $5.27            $4.00            $3.48           $(0.93)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(1.65)          $(1.12)          $(0.10)             $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)         $0.00(w)           $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $25.32           $23.22           $19.07           $15.17           $11.69
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          17.04(n)         28.58            26.44            29.88            (7.45)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.48(a)          2.50             2.53             2.71             2.79(a)
Expenses after expense reductions (f)                2.48(a)          2.50             2.53             2.52             2.54(a)
Net investment loss                                 (0.62)(a)        (0.39)           (0.50)           (0.09)           (0.92)(a)
Portfolio turnover                                     36               55               61               88              130
Net assets at end of period (000 Omitted)            $664             $504             $252             $102               $7
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, October 2, 2000 (Class B and C), December 31, 2002 (Class R), July 31,
    2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS International New Discovery Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At March 31, 2006, the value of securities loaned was $827,969,734. These loans were collateralized by cash of $876,832,582 and non-cash U.S. Treasury obligations of $233,139.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund did not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended March 31, 2006, the fund's custodian fees were reduced by $111,343 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended March 31, 2006, the fund's custodian expenses were reduced by $19,215 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. Book/tax differences primarily relate to foreign currency transactions, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, wash sale loss deferrals, passive foreign investment companies, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                        SEPTEMBER 30, 2005   SEPTEMBER 30, 2004

Ordinary income (including any
short-term capital gains)                      $51,507,564           $2,182,676

Long-term capital gain                          55,620,789            3,430,483
-------------------------------------------------------------------------------
Total distributions                           $107,128,353           $5,613,159

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MARCH 31, 2006

          Cost of investments                           $4,164,054,537
          ------------------------------------------------------------
          Gross appreciation                              $960,045,941
          Gross depreciation                               (51,787,217)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $908,258,724

          AS OF SEPTEMBER 30, 2005
          Undistributed ordinary income                    $83,654,938
          Undistributed long-term capital gain1             32,650,469
          Net unrealized appreciation (depreciation)       569,534,770
          Other temporary differences                       (2,629,996)

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average daily net assets         0.975%
          Average daily net assets in excess of $500 million     0.925%

The management fee incurred for the six months ended March 31, 2006 was equivalent to an annual effective rate of 0.932% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This contractual fee arrangement will continue until February 1, 2007. For the six months ended March 31, 2006, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $294,412 and $1,704 for the six months ended March 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(1)           RATE(2)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%          $3,917,561
Class B                             0.75%              0.25%              1.00%             1.00%           1,493,917
Class C                             0.75%              0.25%              1.00%             1.00%           1,873,692
Class R                             0.25%              0.25%              0.50%             0.50%              86,505
Class R1                            0.50%              0.25%              0.75%             0.75%               2,038
Class R2                            0.25%              0.25%              0.50%             0.50%                 546
Class R3                            0.25%              0.25%              0.50%             0.50%              27,423
Class R4                               --              0.25%              0.25%             0.25%               1,162
Class 529A                          0.25%              0.25%              0.50%             0.35%               3,716
Class 529B                          0.75%              0.25%              1.00%             1.00%               1,897
Class 529C                          0.75%              0.25%              1.00%             1.00%               2,893
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $7,411,350

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    March 31, 2006 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C, and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2006, were as follows:

                                                          AMOUNT

                 Class A                              $21,784
                 Class B                              149,185
                 Class C                               21,115
                 Class 529B                                --
                 Class 529C                                --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2006, were as follows:

                                                       AMOUNT

                 Class 529A                            $2,655
                 Class 529B                               474
                 Class 529C                               723
                 --------------------------------------------
                 Total Program Manager Fees            $3,852

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2006, the fee was $1,717,133, which equated to 0.0966% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended March 31, 2006, these costs amounted to $1,232,646.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended
March 31, 2006 was equivalent to an annual effective rate of 0.0083% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                           ANNUAL
                                                        EFFECTIVE         TOTAL
                                          FEE RATE        RATE(1)        AMOUNT

Class R1                                     0.45%          0.35%        $1,227
Class R2                                     0.40%          0.25%           436
Class R3                                     0.25%          0.15%        13,661
Class R4                                     0.15%          0.15%           697
Class R5                                     0.10%          0.10%            29
-------------------------------------------------------------------------------
Total Retirement Plan Administration
and Services Fees                                                       $16,050

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended March 31, 2006, this waiver amounted to $5,866 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in a pension expense of $778. This amount is included in Independent trustees' compensation for the six months ended March 31, 2006. The deferred liability for retirement benefits payable to certain current Trustees amounted to $9,978 at March 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2006, the fee paid to Tarantino LLC was $13,628. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $11,234, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,689,406,876 and $1,264,002,865, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        SIX MONTHS ENDED 3/31/06             YEAR ENDED 9/30/05(i)
                                        SHARES            AMOUNT           SHARES            AMOUNT
Shares sold
  Class A                             22,097,101       $543,105,211      42,265,863        $917,341,473
  Class B                              1,733,001         41,364,211       3,836,381          80,843,962
  Class C                              3,213,166         76,612,572       6,180,038         130,067,142
  Class I                              5,285,757        132,509,089      10,085,318         220,884,216
  Class R                                516,450         12,610,427         797,941          17,322,089
  Class R1                                28,207            650,460           8,242             179,061
  Class R2                                 6,609            158,601           7,308             164,386
  Class R3                               554,906         13,480,704         204,776           4,421,155
  Class R4                               140,641          3,519,263           2,303              50,100
  Class R5                                    --                 --           2,299              50,000
  Class 529A                              26,482            631,652          32,903             711,649
  Class 529B                               6,977            166,653           3,725              79,033
  Class 529C                               4,108             95,290           8,747             185,936
-------------------------------------------------------------------------------------------------------
                                      33,613,405       $824,904,133      63,435,844      $1,372,300,202

Shares issued to shareholders in
reinvestment of distributions
  Class A                              5,863,461       $137,322,237       2,853,301         $58,957,526
  Class B                                780,122         17,763,383         512,241          10,326,862
  Class C                                790,504         17,976,064         443,612           8,933,998
  Class I                              1,551,339         36,968,403         675,147          14,159,215
  Class R                                 80,871          1,886,685          31,354             645,897
  Class R1                                 2,208             49,939              --                  --
  Class R2                                   646             14,644              --                  --
  Class R3                                30,848            714,126             945              19,376
  Class R4                                   176              4,129              --                  --
  Class R5                                   179              4,206              --                  --
  Class 529A                               5,879            136,755           2,462              50,556
  Class 529B                               1,124             25,360             549              10,998
  Class 529C                               1,731             39,003             839              16,776
----------------------------------------------------------------------------------------------------------
                                       9,109,088       $212,904,934       4,520,450         $93,121,204

Shares reacquired
  Class A                            (10,857,980)     $(268,793,769)    (15,616,508)      $(339,746,614)
  Class B                             (1,229,560)       (29,449,198)     (2,262,682)        (47,979,901)
  Class C                             (1,503,067)       (36,072,580)     (2,040,676)        (43,411,314)
  Class I                               (909,924)       (22,496,953)     (1,485,969)        (32,841,569)
  Class R                               (257,125)        (6,330,922)       (249,882)         (5,480,138)
  Class R1                                (9,669)          (231,598)            (39)               (905)
  Class R2                                (3,086)           (75,717)            (42)               (955)
  Class R3                               (63,839)        (1,581,149)        (32,152)           (690,634)
  Class R4                               (14,827)          (378,069)             --                  --
  Class 529A                              (5,356)          (132,021)         (4,420)            (95,549)
  Class 529B                                (679)           (16,482)           (522)            (10,714)
  Class 529C                              (1,344)           (30,780)         (1,112)            (23,228)
--------------------------------------------------------------------------------------------------------
                                     (14,856,456)     $(365,589,238)    (21,694,004)      $(470,281,521)

Net change
  Class A                             17,102,582       $411,633,679      29,502,656        $636,552,385
  Class B                              1,283,563         29,678,396       2,085,940          43,190,923
  Class C                              2,500,603         58,516,056       4,582,974          95,589,826
  Class I                              5,927,172        146,980,539       9,274,496         202,201,862
  Class R                                340,196          8,166,190         579,413          12,487,848
  Class R1                                20,746            468,801           8,203             178,156
  Class R2                                 4,169             97,528           7,266             163,431
  Class R3                               521,915         12,613,681         173,569           3,749,897
  Class R4                               125,990          3,145,323           2,303              50,100
  Class R5                                   179              4,206           2,299              50,000
  Class 529A                              27,005            636,386          30,945             666,656
  Class 529B                               7,422            175,531           3,752              79,317
  Class 529C                               4,495            103,513           8,474             179,484
-------------------------------------------------------------------------------------------------------
                                      27,866,037       $672,219,829      46,262,290        $995,139,885

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS International Diversification Fund, and MFS Agressive Growth Allocation Fund were the owners of record of approximately 3%, 2%, and 2%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2006 was $10,537, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended March 31, 2006.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended March 31, 2006, is set forth below:

                                            BEGINNING        ACQUISITIONS        DISPOSITIONS              ENDING
                                           SHARES/PAR          SHARES/PAR          SHARES/PAR          SHARES/PAR
AFFILIATE                                      AMOUNT              AMOUNT              AMOUNT              AMOUNT

Sierra Wireless, Inc.                       1,452,202              31,000                  --           1,483,202

                                             REALIZED            DIVIDEND              ENDING
                                          GAIN (LOSS)              INCOME               VALUE

                                                  $--                 $--         $17,323,799

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE
  Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MIO-SEM-5/06 169M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST V
              -----------------------------------------------------------------

By (Signature and Title)*  MARIA F. DWYER
                           ----------------------------------------------------
                           Maria F. Dwyer, President

Date:  May 23, 2006
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  MARIA F. DWYER
                           ----------------------------------------------------
                           Maria F. Dwyer, President (Principal Executive
                           Officer)

Date: May 23, 2006
      ------------

By (Signature and Title)*  TRACY ATKINSON
                           ----------------------------------------------------
                           Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006
      ------------

*  Print name and title of each signing officer under his or her signature.